UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2012

Date of reporting period:	09/30/2012

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Investments — 99.7% of net assets

Common Stocks — 47.7%

US Common Stocks — 22.5%

Aerospace & Defense — 0.2%
Exelis, Inc.	488,900	$5,055,226
General Dynamics Corp.	5,200	343,824
Huntington Ingalls Industries, Inc. (a)	692	29,099
L-3 Communications Holdings, Inc.	2,900	207,959
Lockheed Martin Corp.	11,100	1,036,518
Northrop Grumman Corp.	28,740	1,909,198
Raytheon Co.	36,228	2,070,792
		10,652,616

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	17,102	621,829
FedEx Corp.	100,000	8,462,000
United Parcel Service, Inc. (UPS), Class B	61,800	4,423,026
		13,506,855

Airlines — 0.4%
Delta Air Lines, Inc. (a)	1,889,177	17,304,861
US Airways Group, Inc. (a)	100,186	1,047,946
		18,352,807

Automobiles — 0.1%
Ford Motor Co.	278,700	2,747,982

Beverages — 0.3%
Coca-Cola Co. (The)	390,463	14,810,262

Biotechnology — 0.1%
Amgen, Inc.	17,700	1,492,464
Biogen Idec, Inc. (a)	5,100	761,073
Celgene Corp. (a)	10,100	771,640
		3,025,177
Capital Markets — 0.5%
Ameriprise Financial, Inc.	1,702	96,486
Federated Investors, Inc., Class B	263,405	5,449,849
Goldman Sachs Group, Inc. (The)	11,400	1,295,952
Legg Mason, Inc.	129,046	3,184,855
Northern Trust Corp.	143,900	6,679,119
TD Ameritrade Holding Corp.	359,242	5,521,550
		22,227,811

Chemicals — 0.4%
Air Products & Chemicals, Inc.	35,700	2,952,390

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Calgon Carbon Corp. (a)	346,100	$4,952,691
CF Industries Holdings, Inc.	6,900	1,533,456
Eastman Chemical Co.	7,500	427,575
Georgia Gulf Corp.	66,000	2,390,520
Monsanto Co.	29,872	2,718,949
Mosaic Co. (The)	31,500	1,814,715
PPG Industries, Inc.	3,600	413,424
Scotts Miracle-Gro Co. (The), Class A	39,080	1,698,808
Sherwin-Williams Co. (The)	1,672	248,978
		19,151,506

Commercial Banks — 0.9%
CIT Group, Inc. (a)	49,678	1,956,816
Fifth Third Bancorp	75,500	1,171,005
First Republic Bank	2,869	98,866
Huntington Bancshares Inc.	556,157	3,837,483
KeyCorp	152,100	1,329,354
M&T Bank Corp.	14,796	1,407,987
Regions Financial Corp.	341,100	2,459,331
Synovus Financial Corp.	220,500	522,585
Wells Fargo & Co.	848,666	29,304,437
Zions Bancorporation	9,845	203,349
		42,291,213

Commercial Services & Supplies — 0.4%
Iron Mountain, Inc.	222,200	7,579,242
KAR Auction Services, Inc. (a)	249,132	4,917,866
Pitney Bowes, Inc.	8,200	113,324
Viad Corp.	60,346	1,258,817
Waste Management, Inc.	96,500	3,095,720
		16,964,969

Communications Equipment — 0.0%
Cisco Systems, Inc.	63,900	1,219,851
Motorola Solutions, Inc.	13,200	667,260
		1,887,111

Computers & Peripherals — 0.5%
Apple, Inc.	17,600	11,743,776
Dell, Inc.	866,890	8,547,536
Hewlett-Packard Co.	14,968	255,354
Western Digital Corp.	26,300	1,018,599
		21,565,265

Construction & Engineering — 0.0%
Fluor Corp.	6,900	388,332

Construction Materials — 0.0%
Eagle Materials, Inc.	900	41,634

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Consumer Finance — 0.1%
American Express Co.	63,182	$3,592,529
Discover Financial Services	37,000	1,470,010
First Cash Financial Services, Inc. (a)	1,800	82,818
		5,145,357

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	40,600	1,179,430
Ascent Media Corp., Series A (a)	413	22,306
K12, Inc. (a)	25,516	515,423
Sotheby's	37,661	1,186,322
		2,903,481

Diversified Financial Services — 0.8%
Bank of America Corp.	586,917	5,182,477
Citigroup, Inc.	144,962	4,743,157
JPMorgan Chase & Co.	743,136	30,082,145
Moody's Corp.	13,023	575,226
		40,583,005

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	118,700	4,474,990
Cincinnati Bell, Inc. (a)	22,195	126,511
Level 3 Communications, Inc. (a)	59,169	1,359,112
Verizon Communications, Inc.	48,100	2,191,917
		8,152,530

Electric Utilities — 0.2%
Edison International	143,700	6,565,653
Entergy Corp.	12,300	852,390
		7,418,043

Electrical Equipment — 0.1%
Babcock & Wilcox Co. (a)	212,600	5,414,922

Electronic Equipment, Instruments & Components — 0.0%
Checkpoint Systems, Inc. (a)	199,800	1,654,344

Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	46,187	2,089,038
Cameron International Corp. (a)	35,800	2,007,306
Dril-Quip, Inc. (a)	21,300	1,531,044
Halliburton Co.	3,500	117,915
National Oilwell Varco, Inc.	30,300	2,427,333
Patterson-UTI Energy, Inc.	141,600	2,242,944
Schlumberger Ltd.	57,200	4,137,276
Tidewater, Inc.	128,000	6,211,840
		20,764,696

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	109,682	$10,981,910
CVS Caremark Corp.	36,500	1,767,330
Kroger Co. (The)	166,290	3,914,466
Pricesmart, Inc.	2,669	202,097
SUPERVALU, Inc.	5,034	12,132
Sysco Corp.	192,400	6,016,348
Wal-Mart Stores, Inc.	96,300	7,106,940
Walgreen Co.	37,200	1,355,568
		31,356,791

Food Products — 0.5%
Archer-Daniels-Midland Co.	36,500	992,070
ConAgra Foods, Inc.	255,500	7,049,245
Dean Foods Co. (a)	77,700	1,270,395
H.J. Heinz Co.	44,100	2,467,395
Kraft Foods, Inc.	160,400	6,632,540
Ralcorp Holdings, Inc. (a)	70,800	5,168,400
		23,580,045

Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	112,700	6,791,302

Health Care Providers & Services — 1.1%
Aetna, Inc.	34,400	1,362,240
AmerisourceBergen Corp.	13,300	514,843
Brookdale Senior Living, Inc. (a)	859,628	19,960,562
Cardinal Health, Inc.	11,800	459,846
Emeritus Corp. (a)	184,502	3,863,472
HCA Holdings, Inc.	26,300	874,475
Health Management Associates, Inc., Class A (a)	54,178	454,553
Humana, Inc.	7,700	540,155
McKesson Corp.	14,700	1,264,641
PharMerica Corp. (a)	77,400	979,884
UnitedHealth Group, Inc.	133,100	7,375,071
VCA Antech, Inc. (a)	252,243	4,976,754
WellPoint, Inc.	146,062	8,473,057
		51,099,553

Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp.	139,700	6,477,889
MGM Resorts International (a)	588,713	6,328,665
Wyndham Worldwide Corp.	22,900	1,201,792
Yum! Brands, Inc.	6,490	430,546
		14,438,892

Household Durables — 0.6%
American Greetings Corp., Class A	84,444	1,418,659
Beazer Homes USA, Inc. (a)	3,477,627	12,345,576
Cavco Industries, Inc. (a)	2,704	124,087
KB Home	461,709	6,625,524
Mohawk Industries, Inc. (a)	1,207	96,584

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

PulteGroup, Inc. (a)	161,255	$2,499,453
Standard Pacific Corp. (a)	28,533	192,883
Toll Brothers, Inc. (a)	141,600	4,705,368
Whirlpool Corp.	10,000	829,100
		28,837,234

Household Products — 0.6%
Colgate-Palmolive Co.	180,342	19,336,269
Kimberly-Clark Corp.	6,200	531,836
Procter & Gamble Co. (The)	104,300	7,234,248
		27,102,353

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	51,500	564,955

Industrial Conglomerates — 0.3%
3M Co.	56,100	5,184,762
General Electric Co.	381,800	8,670,678
		13,855,440

Insurance — 0.7%
Aflac, Inc.	9,000	430,920
Allstate Corp. (The)	10,700	423,827
American International Group, Inc. (a)	198,552	6,510,520
Assurant, Inc.	4,600	171,580
Berkshire Hathaway, Inc., Class B (a)	76,072	6,709,550
Everest Re Group Ltd.	71,600	7,658,336
Loews Corp.	215,000	8,870,900
MBIA, Inc. (a)	177,757	1,800,679
Mercury General Corp.	15,303	591,461
Principal Financial Group	6,300	169,722
Travelers Companies, Inc. (The)	12,300	839,598
		34,177,093

Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (a)	117,277	29,825,887
Blue Nile, Inc. (a)	38,121	1,413,908
Liberty Interactive Corp., Series A (a)	80,766	1,494,171
Liberty Ventures, Series A (a)	2,468	122,511
Priceline.com, Inc. (a)	7,894	4,884,255
TripAdvisor, Inc. (a)	7,700	253,561
		37,994,293

Internet Software & Services — 0.7%
AOL, Inc. (a)	5,797	204,228
eBay, Inc. (a)	79,611	3,853,969
Google, Inc. (a)	36,911	27,849,349
		31,907,546

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

IT Services — 0.5%
Alliance Data Systems Corp. (a)	21,375	$3,034,181
Amdocs Ltd.	21,400	705,986
Cognizant Technology Solutions Corp. (a)	1,733	121,171
CoreLogic, Inc. (a)	31,707	841,187
DST Systems, Inc.	31,848	1,801,323
Forrester Research, Inc.	20,498	589,727
Gartner Group, Inc., Class A (a)	105,415	4,858,577
Hackett Group, Inc. (The) (a)	24,402	102,000
International Business Machines Corp. (IBM)	14,699	3,049,308
Lender Processing Services, Inc.	173,000	4,824,970
SAIC, Inc.	53,800	647,752
Sapient Corp. (a)	125,925	1,342,361
Visa, Inc., Class A	5,800	778,824
		22,697,367

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	212,100	6,250,587

Machinery — 0.1%
CIRCOR International, Inc.	69,300	2,616,075
Cummins, Inc.	6,500	599,365
John Bean Technologies Corp.	202,800	3,311,724
		6,527,164

Media — 1.5%
AMC Networks, Inc. (a)	29,335	1,276,659
Cablevision Systems Corp.	363,069	5,754,644
CBS Corp., Class A	26,466	963,627
CBS Corp., Class B	100,198	3,640,193
CC Media Holdings, Inc., Class A (a)	54,098	124,966
Comcast Corp., Class A	264,911	9,475,866
DIRECTV (a)	231,934	12,167,258
Discovery Communications, Inc., Series A (a)	3,932	234,465
Discovery Communications, Inc., Series C (a)	2,239	125,474
Interpublic Group of Companies, Inc. (The)	369,175	4,105,226
Liberty Global, Inc., Series A (a)	159,382	9,682,457
Liberty Global, Inc., Series C (a)	107,744	6,078,916
Liberty Media Corp. - Liberty Capital, Series A (a)	12,959	1,349,939
Live Nation, Inc. (a)	552,309	4,755,380
News Corp.	19,800	485,694
Time Warner Cable, Inc.	22,564	2,144,934
Time Warner, Inc.	45,411	2,058,481
Virgin Media, Inc.	19,633	577,996
Walt Disney Co. (The)	118,400	6,189,952
		71,192,127

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	138,900	5,497,662
United States Steel Corp.	4,399	83,889
		5,581,551

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Multi-Utilities—0.0%
Public Service Enterprise Group, Inc.	22,800	$733,704

Multiline Retail — 0.0%
Dollar Tree, Inc. (a)	9,100	439,303
Target Corp.	6,900	437,943
		877,246

Office Electronics — 0.1%
Xerox Corp.	99,542	730,638
Zebra Technologies Corp., Class A (a)	58,272	2,187,531
		2,918,169
Oil, Gas & Consumable Fuels — 1.8%
Alpha Natural Resources, Inc. (a)	185,900	1,221,363
Anadarko Petroleum Corp.	57,000	3,985,440
Bill Barrett Corp. (a)	191,200	4,736,024
Chesapeake Energy Corp.	569,000	10,737,030
Chevron Corp.	73,200	8,532,192
Cobalt International Energy, Inc. (a)	52,800	1,175,856
ConocoPhillips	74,600	4,265,628
CONSOL Energy, Inc.	55,810	1,677,091
Devon Energy Corp.	914	55,297
EOG Resources, Inc.	26,829	3,006,189
EXCO Resources, Inc.	9,900	79,299
Exxon Mobil Corp.	209,800	19,186,210
Marathon Petroleum Corp.	80,600	4,399,954
Murphy Oil Corp.	22,600	1,213,394
Occidental Petroleum Corp.	14,800	1,273,688
Peabody Energy Corp.	60,800	1,355,232
Phillips 66	79,300	3,677,141
Pioneer Natural Resources Co.	21,300	2,223,720
Southwestern Energy Co. (a)	52,600	1,829,428
Tesoro Corp.	69,500	2,912,050
Valero Energy Corp.	48,100	1,523,808
Whiting Petroleum Corp. (a)	34,800	1,648,824
WPX Energy, Inc. (a)	331,000	5,491,290
		86,206,148

Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	80,076	4,930,279

Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co.	19,489	657,754
Johnson & Johnson	212,200	14,622,702
Merck & Co., Inc.	167,266	7,543,697
Pfizer, Inc.	401,657	9,981,176
		32,805,329

Professional Services — 0.0%
Heidrick & Struggles International, Inc.	5,306	67,598

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Towers Watson & Co., Class A	33,911	$1,798,979
		1,866,577

Real Estate Investment Trusts (REITs) — 3.2%
Camden Property Trust	144,300	9,305,907
CBRE Group, Inc. (a)	216,335	3,982,727
CommonWealth REIT	314,800	4,583,488
Corporate Office Properties Trust	381,845	9,152,825
DDR Corp.	778,470	11,957,299
DuPont Fabros Technology, Inc.	364,200	9,196,050
First Industrial Realty Trust, Inc. (a)	471,830	6,199,846
Gramercy Capital Corp. (a)	366,548	1,103,309
Health Care REIT, Inc.	83,704	4,833,906
Highwoods Properties, Inc.	73,800	2,407,356
Hudson Pacific Properties, Inc.	273,335	5,056,698
iStar Financial, Inc. (a)	872,900	7,227,612
Kilroy Realty Corp.	174,700	7,823,066
Liberty Property Trust	189,700	6,874,728
Pennsylvania Real Estate Investment Trust	221,200	3,508,232
Public Storage	99,900	13,903,083
Rayonier, Inc.	193,700	9,493,237
Simon Property Group, Inc.	59,470	9,028,141
SL Green Realty Corp.	185,297	14,836,731
Sovran Self Storage, Inc.	85,700	4,957,745
Spirit Realty Capital, Inc. (a)	311,578	4,829,459
Vornado Realty Trust	1,301	105,446
		150,366,891

Real Estate Management & Development — 0.1%
AV Homes, Inc. (a)	392,814	5,829,360
Consolidated-Tomoka Land Co.	3,471	114,161
		5,943,521

Road & Rail — 0.1%
J.B. Hunt Transport Services, Inc.	6,323	329,049
Kansas City Southern	75,397	5,713,584
Norfolk Southern Corp.	1,441	91,691
Union Pacific Corp.	6,400	759,680
		6,894,004

Semiconductors & Semiconductor Equipment — 0.4%
Cabot Microelectronics Corp.	79,586	2,796,652
First Solar, Inc. (a)	31,400	695,353
Intel Corp.	549,978	12,473,501
LSI Corp. (a)	336,451	2,324,877
		18,290,383

Software — 0.4%
CA, Inc.	35,100	904,351
Microsoft Corp.	441,479	13,147,245
Oracle Corp.	52,300	1,646,927

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Symantec Corp. (a)	62,400	$1,123,200
		16,821,723

Specialty Retail — 0.3%
BB Liquidating, Inc., Class B (a)	89,776	1,167
Best Buy Co., Inc.	23,000	395,370
Gap, Inc. (The)	36,900	1,320,282
Home Depot, Inc. (The)	68,100	4,111,197
Office Depot, Inc. (a)	12,956	33,167
Penske Automotive Group, Inc.	198,850	5,983,397
Ross Stores, Inc.	5,900	381,140
TJX Companies, Inc. (The)	29,000	1,298,910
Urban Outfitters, Inc. (a)	11,100	416,916
		13,941,546

Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc. (a)	161,592	5,151,553
Nike, Inc.	222,865	21,152,117
		26,303,670

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp. (a)	130,067	199,003
Washington Mutual, Inc. (a) (b) (c)	33,600	—
WMI Holdings Corp. (a)	750	382
		199,385

Tobacco — 0.1%
Altria Group, Inc.	36,812	1,229,153
Lorillard, Inc.	6,200	721,990
Philip Morris International, Inc.	50,641	4,554,651
		6,505,794

Wireless Telecommunication Services — 0.0%
NII Holdings, Inc., Class B (a)	65,991	518,029
Sprint Nextel Corp. (a)	85,100	469,752
United States Cellular Corp. (a)	16,890	660,906
		1,648,687

Total US Common Stocks (Cost $958,534,954)		1,070,857,267

Foreign Common Stocks — 25.2%

Australia — 0.4%
Alumina Ltd.	2,605,346	2,269,927
Amcor Ltd.	125,773	1,009,716
AMP Ltd.	926,948	4,146,089
Australia and New Zealand Banking Group Ltd.	45,301	1,158,755
BHP Billiton Ltd.	69,639	2,386,078
DuluxGroup Ltd.	11,883	40,662
Fortescue Metals Group Ltd.	692,762	2,475,419

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Iluka Resources Ltd.	36,303	$366,555
Orica Ltd.	19,126	491,549
QBE Insurance Group Ltd. - ASE Shares	400,638	5,363,229
Santos Ltd.	41,158	482,327
		20,190,306

Austria — 0.0%
Andritz AG	6,676	379,004
Conwert Immobilien Invest SE	93,500	1,046,705
Erste Group Bank AG (a)	2,444	54,780
Oesterreichische Post AG	5,139	183,990
Raiffeisen Bank International AG	1,756	63,867
		1,728,346

Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	78,354	111,263

Belgium — 0.1%
Ageas, Strip VVPR (a) (b)	1,966	38
Anheuser-Busch InBev NV	21,957	1,878,238
Groupe Bruxelles Lambert SA	18,519	1,375,944
		3,254,220

Bermuda — 0.1%
Lazard Ltd., Class A	126,473	3,696,806

Brazil — 0.3%
Diagnosticos da America SA	18,800	113,138
Duratex SA	26,000	170,448
Embraer SA - ADR	15,269	406,461
HRT Participacoes em Petroleo SA (a)	592,050	1,299,604
Localiza Rent a Car SA	5,623	98,744
MRV Engenharia e Participacoes SA	29,300	175,316
Multiplan Empreendimentos Imobiliarios SA	10,700	315,049
Odontoprev SA	31,800	178,039
OGX Petroleo e Gas Participacoes SA (a)	22,673	68,782
Petroleo Brasileiro SA	161,800	1,859,632
Petroleo Brasileiro SA - ADR	183,400	4,207,196
Redecard SA	193,500	3,335,960
Vale SA	44,800	806,389
WEG SA	6,800	79,229
		13,113,987

Canada — 1.1%
Agrium, Inc.	12,200	1,262,212
Aimia, Inc.	42,266	633,711
Bank of Montreal	22,551	1,331,411
Barrick Gold Corp.	55,100	2,302,419
BCE, Inc.	41,063	1,806,505
Bell Aliant, Inc. (a) (b) (c) (d) (e)	1,558	43,249
Bombardier, Inc., Class B	1,214,124	4,557,133
Canadian Natural Resources Ltd.	42,500	1,311,184
Chorus Aviation, Inc.	5,375	20,940
Encana Corp.	73,000	1,598,708

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Fairfax Financial Holdings Ltd.	20,500	$7,918,284
First Quantum Minerals Ltd.	146,400	3,119,805
Goldcorp, Inc.	39,200	1,799,906
Imperial Oil Ltd. - NYSE Shares	75,568	3,478,234
Imperial Oil Ltd. - TSE Shares	96,800	4,455,704
Kinross Gold Corp.	171,100	1,746,931
Nortel Networks Corp. (a)	22,767	200
Onex Corp.	45,552	1,797,800
Resolute Forest Products (a)	14,740	191,620
Rogers Communications, Inc., Class B	217,818	8,818,184
Suncor Energy, Inc.	110,129	3,622,797
Teck Resources Ltd., Class B	79,309	2,335,650
Yellow Media, Inc.	15,361	1,016
		54,153,603

Chile — 0.1%
Enersis SA - SPADR	172,200	2,822,358
Vina Concha y Toro SA - SPADR	4,500	187,335
		3,009,693

China — 0.5%
7 Days Group Holdings Ltd. - ADR (a)	84,135	977,649
Belle International Holdings Ltd.	2,777,000	4,987,819
China Construction Bank Corp., Class H	5,917,990	4,089,471
China Resources Enterprise Ltd.	104,231	346,663
China Shenhua Energy Co. Ltd.	737,500	2,837,666
E-House China Holdings Ltd. - ADS	998,840	4,275,035
Giant Interactive Group, Inc. - ADR	27,337	141,879
Goodbaby International Holdings Ltd.	321,000	103,673
Mindray Medical International Ltd. - ADR	13,435	451,550
NetEase, Inc. - ADR (a)	6,300	353,682
PetroChina Co. Ltd.	1,328,000	1,724,296
Tingyi Cayman Islands Holding Corp.	57,651	172,872
Tsingtao Brewery Co. Ltd., Class H	458,000	2,518,406
Want Want China Holdings Ltd.	215,289	275,100
Weiqiao Textile Co. Ltd.	147,363	53,541
		23,309,302

Denmark — 0.1%
Bang & Olufsen A/S, Class B (a)	5,683	77,872
Carlsberg A/S, Class B	8,941	792,808
Coloplast A/S, Class B	7,472	1,556,585
Danske Bank A/S (a)	18,694	337,852
GN Store Nord A/S (GN Great Nordic)	35,314	543,715
Novo Nordisk A/S, Class B	8,153	1,286,821
Topdanmark A/S (a)	1,198	234,768
Vestas Wind Systems A/S (a)	12,175	86,639
William Demant Holding A/S (a)	8,279	742,486
		5,659,546

Finland — 0.1%
Cargotec Oyj, B Shares	2,823	66,553
Metso Oyj	24,235	870,667
Nokia Oyj	122,029	314,316
Outokumpu Oyj (a)	66,000	70,373

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Sampo Oyj, Class A	50,941	$1,588,982
Tieto Oyj	11,947	206,801
Wartsila Oyj Corp.	6,152	213,804
		3,331,496

France — 1.4%
Accor SA	136,231	4,558,039
Alcatel Lucent - SPADR (a)	39,116	43,028
AXA SA	34,255	511,870
BNP Paribas	15,957	762,672
Carrefour SA	263,338	5,474,776
Edenred	8,118	228,509
Eurofins Scientific	1,789	254,203
France Telecom SA	429,576	5,193,209
GDF Suez	15,100	338,396
GDF Suez, Strip VVPR (a) (b)	9,765	12
Groupe Eurotunnel SA	50,032	353,142
Imerys SA	2,359	138,904
Lafarge SA	216,000	11,682,569
Legrand SA	28,010	1,058,697
Neopost SA	7,118	393,735
Pernod-Ricard SA	150,435	16,905,263
SA des Ciments Vicat	2,311	123,959
Sanofi-Aventis	76,169	6,507,059
Societe BIC SA	3,994	483,225
Societe Generale, Class A (a)	8,442	240,786
Technip SA	2,537	283,077
Thales SA	11,374	391,705
Total SA	163,861	8,150,263
Vallourec SA	64,186	2,724,472
		66,801,570

Germany — 1.3%
Adidas AG	258,137	21,199,021
Alstria Office AG - REIT	315,734	3,699,465
Axel Springer AG	2,119	91,923
BASF SE	21,235	1,794,304
Bayer AG	2,831	243,585
Bayerische Motoren Werke AG	11,512	843,955
Celesio AG	4,652	83,003
Daimler AG	140,506	6,815,023
Deutsche Bank AG	4,971	196,729
Deutsche Telekom AG	505,827	6,225,087
E.ON AG	31,104	739,188
Fresenius Medical Care AG & Co.	22,236	1,632,030
GEA Group AG	6,495	196,800
Hannover Rueckversicherung AG	4,069	260,325
Hochtief AG (a)	150,000	7,040,686
MAN SE	40,817	3,741,367
RWE AG	153,418	6,876,027
SAP AG	14,736	1,044,950
Siemens AG	3,645	363,996
		63,087,464

Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc	67,797	113,925

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Greece — 0.0%
Motor Oil Hellas Corinth Refineries SA	22,365	$173,923
OPAP SA	5,379	27,722
		201,645

Hong Kong — 1.2%
Champion Real Estate Investment Trust	9,602,300	4,389,554
Cheung Kong Holdings Ltd.	656,000	9,577,521
City Telecom HK Ltd. - ADR	3,200	14,944
Esprit Holdings Ltd.	981,669	1,502,573
First Pacific Co. Ltd.	1,178,400	1,277,416
Henderson Land Development Co. Ltd.	142,231	1,019,860
Hong Kong & Shanghai Hotels Ltd. (The)	565,358	668,020
Hong Kong Aircraft Engineering Co. Ltd.	32,400	430,549
Hongkong Land Holdings Ltd.	1,606,700	9,634,829
i-Cable Communications Ltd. (a)	1,241,000	58,206
Jardine Matheson Holdings Ltd.	178,200	10,125,020
Jardine Strategic Holdings Ltd.	265,600	9,008,107
Mandarin Oriental International Ltd.	169,000	244,139
Midland Holdings Ltd.	1,352,000	801,117
New World Development Ltd.	1,961,413	3,019,471
Next Media Ltd. (a)	1,180,000	115,362
Silver Grant International Ltd.	344,000	54,345
Sino-Forest Corp. (a) (b) (c)	177,500	—
SmarTone Telecommunications Holdings Ltd.	646,253	1,288,048
Television Broadcasts Ltd.	201,000	1,486,150
Texwinca Holdings Ltd.	93,087	59,771
Wheelock & Co. Ltd.	339,000	1,455,103
		56,230,105

Hungary — 0.0%
OTP Bank plc	5,479	96,472

India — 0.1%
Axis Bank Ltd. - GDR (k)	204,021	4,345,647
Infosys Ltd. - SPADR	2,448	118,826
Reliance Industries Ltd. - GDR (e)	69,006	2,172,309
		6,636,782

Indonesia — 0.2%
Ace Hardware Indonesia Tbk PT	50,000	32,054
Bank Pan Indonesia Tbk PT (a)	15,424,221	1,107,400
Bank Rakyat Indonesia Persero Tbk PT	182,607	141,416
Citra Marga Nusaphala Persada Tbk PT	397,500	88,206
Gudang Garam Tbk PT	13,000	63,033
Indofood Sukses Makmur Tbk PT	1,856,500	1,092,137
Matahari Putra Prima Tbk PT	4,277,400	668,452
Mayora Indah Tbk PT	13,000	30,346
Perusahaan Gas Negara (Persero) Tbk PT	8,008,700	3,442,819
Semen Gresik (Persero) Tbk PT	183,500	275,525
Sumber Alfaria Trijaya Tbk PT	3,328	1,626
		6,943,014

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Ireland — 0.6%
Accenture plc, Class A	342,902	$24,013,427
CRH plc	131,091	2,530,368
DCC plc	8,252	237,761
Experian plc	32,706	544,247
Governor & Co. of the Bank of Ireland (The) (a)	2,801,352	351,146
Independent News & Media plc (a)	60,315	10,716
Ingersoll-Rand plc	9,400	421,308
Irish Bank Resolution Corp., Ltd. (a) (b)	38,180	—
Irish Continental Group plc (UNIT)	6,858	157,457
Paddy Power plc	6,756	502,310
Seagate Technology plc	5,013	155,403
		28,924,143

Israel — 0.1%
Teva Pharmaceutical Industries Ltd. - SPADR	153,700	6,364,717

Italy — 0.3%
Beni Stabili SpA - REIT	6,226,994	3,283,892
Davide Campari-Milano SpA	28,457	224,104
Enel SpA	137,500	487,447
Eni SpA	313,834	6,885,849
Fiat Industrial SpA	67,882	665,879
Fiat SpA (a)	67,732	362,911
Finmeccanica SpA (a)	12,229	58,292
Intesa Sanpaolo SpA	67,161	102,713
Luxottica Group SpA	34,600	1,221,101
Luxottica Group SpA - SPADR	13,609	479,853
Saipem SpA	33,217	1,600,300
UniCredit SpA (a)	105,422	440,674
		15,813,015

Japan — 7.6%
Alfresa Holdings Corp.	10,700	527,374
Asahi Diamond Industrial Co. Ltd.	1,354,700	15,030,076
Astellas Pharma, Inc.	75,800	3,849,940
Azbil Corp.	576,600	11,549,334
Bank of Yokohama Ltd. (The)	38,000	179,942
BML, Inc.	586,500	15,322,104
Canon, Inc.	136,300	4,361,980
Chiba Bank Ltd. (The)	40,000	231,845
Dai-ichi Life Insurance Co. Ltd. (The)	492	557,924
Daiichikosho Co. Ltd.	1,263,200	30,325,086
Dentsu, Inc.	15,600	395,591
Duskin Co. Ltd.	917,800	18,481,618
DyDo DRINCO, Inc.	290,100	13,157,203
East Japan Railway Co.	16,400	1,086,118
FP Corp.	260,000	20,492,115
Fujitsu Frontech Ltd.	4,300	23,780
Fujitsu Ltd.	68,000	255,094
Fukuoka Financial Group, Inc.	84,000	341,038
Hitachi Chemical Co. Ltd.	9,400	126,980
Hitachi Ltd.	173,000	961,290
Hitachi Metals Ltd.	19,000	167,295
Hokuto Corp.	218,000	4,607,567
Hoshizaki Electric Co. Ltd.	616,900	17,930,597

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Hulic Co. Ltd. (a)	1,792,800	$10,830,730
Information Development Co.	14,100	97,042
Isetan Mitsukoshi Holdings Ltd.	45,200	471,223
ITOCHU Corp.	52,600	532,820
JX Holdings, Inc.	61,900	338,409
Kao Corp.	256,400	7,556,252
Kinden Corp.	35,000	220,529
Kirin Holdings Co. Ltd.	41,000	548,230
Kyowa Hakko Kirin Co. Ltd.	18,000	217,421
LIXIL Group Corp.	34,300	818,033
Marui Group Co. Ltd.	24,300	172,087
Megane TOP Co. Ltd.	854,500	9,865,379
Meiko Network Japan Co. Ltd.	679,100	7,044,442
Miraca Holdings, Inc.	363,100	16,294,456
Mitsubishi Corp.	5,700	103,553
Mitsubishi Estate Co. Ltd.	278,397	5,326,085
Mitsubishi Heavy Industries Ltd.	8,000	34,626
Mitsubishi UFJ Financial Group, Inc.	148,900	693,765
Mitsui Fudosan Co. Ltd.	127,300	2,547,450
Moshi Moshi Hotline, Inc.	1,202,200	17,404,339
MS&AD Insurance Group Holdings	29,000	498,475
Nakanishi, Inc.	93,500	10,028,989
Namco Bandai Holdings, Inc.	24,950	421,329
Nintendo Co. Ltd.	70,700	8,890,275
Nippon Meat Packers, Inc.	30,000	385,050
Nippon Suisan Kaisha Ltd.	50,600	108,890
Nippon Telegraph & Telephone Corp.	27,100	1,285,939
NKSJ Holdings, Inc.	15,000	293,439
NSD Co. Ltd.	507,600	4,954,134
NSK Ltd.	36,000	208,789
NTT Data Corp.	218	680,402
Obayashi Corp.	104,000	474,201
OMRON Corp.	6,000	115,227
Onward Holdings Co. Ltd.	21,000	167,327
Otsuka Holdings Co. Ltd.	15,600	483,695
Ryosan Co. Ltd.	3,300	59,213
Sansei Yusoki Co. Ltd.	510,200	2,371,269
Secom Co. Ltd.	385,600	20,100,706
Sega Sammy Holdings, Inc.	12,300	232,766
Sekisui House Ltd.	44,000	436,701
Seven & I Holdings Co. Ltd.	199,880	6,138,041
Seven Bank Ltd.	7,262,600	22,140,134
Shimizu Corp.	68,000	229,050
Shiseido Co. Ltd.	15,200	208,539
Sumitomo Electric Industries Ltd.	73,600	777,382
Sumitomo Forestry Co. Ltd.	21,300	189,097
Sumitomo Mitsui Financial Group, Inc.	35,000	1,088,811
Taiyo Nippon Sanso Corp.	25,000	131,575
TOKAI Corp. - Gifu	227,900	5,835,165
Tokio Marine Holdings, Inc.	150,900	3,851,902
Tokyo Electric Power Co., Inc. (The) (a)	78,000	127,902
Tokyo Electron Ltd.	9,500	404,333
Tokyo Gas Co. Ltd.	177,000	975,089
Tokyo Ohka Kogyo Co. Ltd.	3,300	70,695
Toyo Seikan Kaisha Ltd.	28,700	306,869
Toyo Suisan Kaisha Ltd.	653,000	16,329,905
Toyota Motor Corp.	38,400	1,506,677
Trend Micro, Inc.	146,800	4,097,734
West Japan Railway Co.	10,600	452,297

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Yamada Denki Co. Ltd.	5,290	$231,833
Yamato Holdings Co. Ltd.	38,600	611,097
ZOJIRUSHI Corp.	1,149,000	3,963,746
		362,943,451

Luxembourg — 0.1%
APERAM	222	3,598
ArcelorMittal	31,378	452,384
ArcelorMittal - NYSE Shares	143,700	2,075,028
Millicom International Cellular SA	1,703	158,122
Oriflame Cosmetics SA - SDR	9,999	342,871
		3,032,003

Malaysia — 0.3%
AMMB Holdings Berhad	1,306,375	2,719,062
British American Tobacco Malaysia Berhad	53,100	1,048,487
Carlsberg Brewery Malaysia Berhad	76,100	286,301
CIMB Group Holdings Berhad	1,978,238	4,852,917
Genting Berhad	25,700	73,152
Genting Malaysia Berhad	1,923,000	2,198,052
Malaysian Airline System Berhad (a)	580,500	191,460
Multi-Purpose Holdings Berhad	330,050	377,251
Sime Darby Berhad	531,906	1,704,966
UEM Land Holdings Berhad (a)	98,000	53,704
		13,505,352

Mexico — 0.3%
America Movil SA de CV, Series L - ADR	50,597	1,287,188
Bolsa Mexicana de Valores SAB de CV	70,900	146,738
Cemex SAB de CV - SPADR (a)	910,350	7,583,215
Corp. Inmobiliaria Vesta SAB de CV (a)	1,643,800	2,450,679
Fibra Uno Administracion SA de CV - REIT	89,667	203,064
Fomento Economico Mexicano SAB de CV - SPADR	3,200	294,336
Genomma Lab Internacional SAB de CV (a)	111,715	216,196
Grupo Carso SAB de CV, Series A	61,300	209,497
Grupo Financiero Banorte SAB de CV	28,300	159,949
		12,550,862

Mongolia — 0.0%
Mongolian Mining Corp. (a)	3,078,000	1,400,689

Netherlands — 0.7%
Akzo Nobel NV	4,758	269,513
ASML Holding NV	5,114	274,146
CNH Global NV (a)	112,137	4,347,552
Heineken NV	20,126	1,201,969
Koninklijke (Royal) KPN NV	79,119	605,729
Koninklijke (Royal) Philips Electronics NV	390,596	9,133,138
Koninklijke Ahold NV	426,196	5,342,756
Koninklijke Boskalis Westminster NV - CVA	12,438	450,897
LyondellBasell Industries NV, Class A	66,700	3,445,722
Mediq NV	72,097	1,195,999
Postnl NV (a)	4,633	16,181
Randstad Holding NV	4,222	140,710
Reed Elsevier NV	193,498	2,591,488

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Royal Dutch Shell plc, Class A - BATS Europe Shares	224	$7,758
Royal Dutch Shell plc, Class A - Quote MTF Shares	128,146	4,438,598
Royal Dutch Shell plc, Class B	44,724	1,590,756
TNT Express NV	3,928	41,045
Wolters Kluwer NV	4,454	83,889
		35,177,846

New Zealand — 0.0%
Chorus Ltd.	10,709	28,780
Telecom Corp. of New Zealand Ltd.	87,620	172,612
		201,392

Norway — 0.2%
DNB ASA	49,714	611,440
Norwegian Property ASA	2,854,200	4,363,691
Schibsted ASA	753	28,857
Statoil ASA - SPADR	124,700	3,216,013
StatoilHydro ASA	22,139	572,682
Storebrand ASA (a)	19,430	89,665
		8,882,348

Papua New Guinea — 0.1%
Oil Search Ltd.	361,351	2,765,980

Peru — 0.1%
Cia de Minas Buenaventura SA - ADR	51,400	2,002,544

Philippines (The) — 0.3%
ABS-CBN Holdings Corp. - PDR	2,437,750	1,925,975
Ayala Corp.	524,038	5,342,279
Bank of the Philippine Islands	83,210	159,030
BDO Unibank, Inc. (a)	440,893	684,390
DMCI Holdings, Inc.	1,017,040	1,413,272
Globe Telecom, Inc.	114,030	3,161,739
Jollibee Foods Corp.	528,890	1,280,221
Lopez Holdings Corp.	6,371,174	846,636
SM Investments Corp.	32,850	572,744
Universal Robina Corp.	86,700	144,751
		15,531,037

Poland — 0.0%
Bank Pekao SA	4,930	243,476

Russia — 0.1%
CTC Media, Inc.	6,330	57,666
Eurasia Drilling Co. Ltd. - GDR	2,512	82,896
Gazprom OAO - SPADR	8,800	88,792
Globaltrans Investment plc - SPGDR (k)	10,091	209,691
LSR Group - GDR	10,973	51,025
Lukoil OAO - SPADR	63,100	3,883,174
Sberbank of Russia - SPADR	33,188	386,640
Sistema JSFC - GDR (k)	5,766	117,396
Sistema JSFC - GDR - OTC Shares (k)	3,669	74,701
		4,951,981

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Singapore — 0.3%
Genting Singapore plc	333,516	$370,994
Global Yellow Pages Singapore Ltd.	312,000	23,578
Great Eastern Holdings Ltd.	220,000	2,728,706
GuocoLeisure Ltd.	1,255,000	621,698
Singapore Telecommunications Ltd.	1,481,000	3,855,457
STATS ChipPAC Ltd. (a)	1,561,000	481,367
United Industrial Corp. Ltd.	113,000	264,856
United Overseas Bank Ltd.	273,347	4,364,554
Yoma Strategic Holdings Ltd.	72,000	28,842
		12,740,052

South Africa — 0.4%
Anglo Platinum Ltd.	33,025	1,700,554
AngloGold Ashanti Ltd.	6,085	213,679
AngloGold Ashanti Ltd. - SPADR	39,758	1,393,518
City Lodge Hotels Ltd.	10,654	117,800
Clicks Group Ltd.	81,564	567,601
Discovery Holdings Ltd.	16,648	111,096
FirstRand Ltd.	420,458	1,409,777
Foschini Group Ltd. (The)	8,716	132,844
Gold Fields Ltd.	20,698	264,631
Hosken Consolidated Investments Ltd.	264,659	2,780,424
Impala Platinum Holdings Ltd.	1,547	25,866
JD Group Ltd.	56,075	313,664
JSE Ltd.	9,727	80,362
MMI Holdings Ltd.	69,817	177,794
Mondi Ltd.	1,983	20,169
Mpact Ltd.	2,389	5,428
Murray & Roberts Holdings Ltd. (a)	34,534	91,845
Nedbank Group Ltd.	79,466	1,747,768
Niveus Investments Ltd. (a)	100,180	111,338
Remgro Ltd.	29,941	523,209
RMB Holdings Ltd.	459,355	2,043,929
RMI Holdings	456,083	1,181,009
Sasol Ltd. - SPADR	46,500	2,072,970
Steinhoff International Holdings Ltd. (a)	31,301	98,149
Sun International Ltd.	69,574	711,005
		17,896,429

South Korea — 0.3%
Hana Financial Group, Inc.	6,587	199,324
Hankook Tire Worldwide Co. Ltd. (c)	11,052	413,670
Hyundai Mobis	17,020	4,738,415
Hyundai Motor Co.	1,845	415,997
KB Financial Group, Inc.	36,285	1,281,529
Nexen Tire Corp.	3,560	62,185
Samsung Electronics Co. Ltd.	7,175	8,638,212
		15,749,332

Spain — 0.8%
Acciona SA	5,695	325,319
Acerinox SA	34,699	390,652
ACS, Actividades de Construccion y Servicios SA	393,000	8,129,310
Banco Bilbao Vizcaya Argentaria SA	9,862	77,975

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Banco Santander SA	113,966	$853,792
Banco Santander SA - SPADR	6,166	45,998
Distribuidora Internacional de Alimentacion SA	17,218	95,205
Ferrovial SA	730,000	9,521,698
Grifols SA - ADR (a)	38,899	888,064
Iberdrola SA	1,238,435	5,634,165
Inditex SA	8,002	993,415
Inmobiliaria Colonial SA (a)	708,321	1,282,452
Mediaset Espana Comunicacion SA	28,450	154,728
Repsol SA	163,763	3,187,429
Telefonica SA	284,164	3,789,188
Viscofan SA	10,619	486,979
		35,856,369

Sweden — 0.1%
Assa Abloy AB, Class B	44,955	1,459,080
CDON Group AB (a)	2,982	18,738
Hoganas AB, Class B	8,185	285,231
Investor AB, Class B	21,712	479,112
Modern Times Group AB, Class B	2,335	103,382
Nordea Bank AB	35,686	354,280
Securitas AB	61,256	461,024
Svenska Handelsbanken AB, Class A	40,835	1,533,984
Swedish Match AB	17,363	702,968
Telefonaktiebolaget LM Ericsson, Class B	84,997	775,251
		6,173,050

Switzerland — 0.7%
ABB Ltd.	245,124	4,608,193
ACE Ltd.	13,100	990,360
Adecco SA	14,469	690,692
Clariant AG	35,784	426,806
Compagnie Financiere Richemont SA	17,104	1,025,518
Geberit AG	4,232	922,025
Glencore International plc	772,863	4,296,647
Helvetia Holding AG	459	160,341
Logitech International SA	15,446	141,568
Nestle SA	9,654	608,985
Noble Corp.	47,700	1,706,706
Novartis AG	126,372	7,734,775
Roche Holding AG	9,066	1,693,578
SGS SA	1,129	2,319,029
Sonova Holding AG	2,970	300,515
Tyco International Ltd.	8,100	455,706
UBS AG	127,718	1,558,740
Zurich Insurance Group AG	17,385	4,328,719
		33,968,903

Taiwan — 0.2%
Chunghwa Telecom Co. Ltd.	109,000	349,184
Giant Manufacturing Co. Ltd.	15,000	79,287
Hon Hai Precision Industry Co. Ltd.	169,400	524,640
Taiwan Semiconductor Manufacturing Co. Ltd.	2,766,243	8,429,106
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR	36,889	583,584
Uni-President Enterprises Corp.	469,468	830,401
		10,796,202

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Thailand — 0.3%
Advanced Info Service PCL	278,700	$1,937,680
Bangkok Bank PCL	451,700	2,941,692
BEC World PCL	69,680	53,426
Big C Supercenter PCL	65,400	397,330
GMM Grammy PCL (a)	880,600	583,634
Kasikornbank PCL	574,200	3,395,997
Land and Houses PCL	1,780,000	520,668
Major Cineplex Group PCL	101,300	62,202
Matichon PCL	150,100	36,574
MBK PCL	282,900	1,075,351
Siam Cement PCL	147,700	1,905,977
Siam Commercial Bank PCL	100,700	557,809
Thanachart Capital PCL	1,436,900	1,353,804
		14,822,144

Turkey — 0.1%
BIM Birlesik Magazalar AS	4,432	185,063
Bizim Toptan Satis Magazalari AS	2,197	27,955
Haci Omer Sabanci Holding AS	46,307	203,276
KOC Holding AS	158,965	636,073
Tupras Turkiye Petrol Rafinerileri AS	4,980	113,733
Turkiye Garanti Bankasi AS	928,409	3,880,512
Turkiye Garanti Bankasi AS - ADR	153,400	664,222
Turkiye Halk Bankasi AS	37,836	295,204
Ulker Biskuvi Sanayi AS	19,635	83,310
		6,089,348

United Kingdom — 4.2%
3i Group plc	62,931	226,989
Admiral Group plc	24,341	414,981
Aggreko plc	3,681	137,849
AMEC plc	14,166	262,969
Anglo American plc	37,981	1,118,027
Anglo American plc - JSE Shares	3,089	90,932
Aon plc	121,500	6,353,235
APR Energy plc	66,019	891,559
Atrium European Real Estate Ltd.	423,600	2,216,564
Aviva plc	41,982	216,935
BAE Systems plc	136,105	716,508
Barclays plc	186,828	650,333
Barratt Developments plc (a)	32,374	88,763
Berkeley Group Holdings plc (UNIT) (a)	8,142	185,138
BG Group plc	321,463	6,509,336
BHP Billiton plc	252,637	7,889,584
BP plc	1,235,612	8,721,195
BP plc - SPADR	86,800	3,676,848
British American Tobacco plc	3,090	158,884
British Sky Broadcasting Group plc	15,460	185,732
Bunzl plc	38,883	697,572
Cable & Wireless Communications plc	431,826	251,915
Capita plc	95,414	1,195,471
Carnival plc	14,100	520,972
Carphone Warehouse Group plc	19,343	51,141
Centrica plc	35,432	187,802

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Close Brothers Group plc	10,660	$143,856
Compass Group plc	117,824	1,303,126
Daily Mail & General Trust NV, Class A	8,164	63,609
Devro plc	30,148	159,892
Diageo plc	963,741	27,135,556
Eurocastle Investment Ltd. (a)	51,327	3,951
G4S plc	127,235	546,867
GlaxoSmithKline plc	274,205	6,325,303
Hays plc	101,459	126,717
Homeserve plc	94,959	322,871
Howden Joinery Group plc	304,825	732,370
HSBC Holdings plc	699,568	6,491,376
ICAP plc	90,548	470,990
IG Group Holdings plc	32,585	234,977
IMI plc	11,494	167,558
Informa plc	75,621	493,055
International Personal Finance plc	63,219	306,630
Intertek Group plc	47,062	2,086,238
Invensys plc	361,401	1,369,555
ITV plc	234,005	335,041
Jupiter Fund Management plc	26,676	105,072
Ladbrokes plc	36,676	102,444
Lloyds Banking Group plc (a)	55,861,343	35,196,763
Marshalls plc	29,054	40,635
Michael Page International plc	152,681	879,832
Millennium & Copthorne Hotels plc	16,216	127,326
Mondi plc	9,997	101,278
N Brown Group plc	14,256	63,309
National Express Group plc	27,478	93,309
Next plc	4,649	259,592
Northgate plc	7,794	30,327
Old Mutual plc	177,721	488,038
Paragon Group of Cos. plc	87,436	291,617
Perform Group plc (a)	1,816	11,453
Petrofac Ltd.	8,819	227,826
Provident Financial plc	34,212	759,665
Reckitt Benckiser Group plc	24,114	1,389,352
Reed Elsevier plc	57,550	550,982
Rexam plc	76,774	540,569
Rightmove plc	22,143	561,577
Rio Tinto plc	266,543	12,459,908
Rolls-Royce Holdings plc	263,544	3,596,680
Royal Bank of Scotland Group plc (a)	768,587	3,192,243
SABMiller plc	326,740	14,374,256
Sage Group plc	180,974	917,830
Smith & Nephew plc	17,982	198,610
Smiths Group plc	27,695	464,469
Songbird Estates plc (a)	3,576,130	6,456,070
Spectris plc	18,345	512,213
Sportingbet plc	171,577	142,882
Stagecoach Group plc	73,672	334,555
Standard Chartered plc	6,823	154,553
Sthree plc	26,975	124,023
TalkTalk Telecom Group plc	58,594	175,658
Tesco plc	1,425,791	7,650,268
Thomas Cook Group plc (a)	269,388	76,270
Tui Travel plc	79,182	299,989
Unilever plc	149,732	5,453,546
Vedanta Resources plc	117,105	1,958,029

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Vodafone Group plc	1,323,602	$3,767,052
Vodafone Group plc - SPADR	121,000	3,447,895
WH Smith plc	3,177	33,200
Wolseley plc	13,905	594,984
WPP plc	44,915	611,552
		201,254,473

Total Foreign Common Stocks (Cost $1,094,999,650)		1,201,306,683
Total Common Stocks (Cost $2,053,534,604)		2,272,163,950

	Interest Rate	Maturity Date	Principal Amount	Value

Convertible Bonds — 0.1%

Communications — 0.0%
Leap Wireless International, Inc.	4.500%	07/15/14	$500,000	476,250

Consumer, Cyclical — 0.1%
AMR Corp. (f)	6.250%	10/15/14	309,200	204,072
Chesapeake Energy Corp.	2.500%	05/15/37	685,000	597,234
				801,306

Consumer, Non-cyclical — 0.0%
Savient Pharmaceuticals, Inc.	4.750%	02/01/18	681,000	190,254

Diversified — 0.0%
Level 3 Communications, Inc.	6.500%	10/01/16	206,500	296,844
Sotheby's	3.125%	06/15/13	107	119
US Airways Group, Inc.	7.250%	05/15/14	34,200	81,481
				378,444

Financial — 0.0%
MGIC Investment Corp. (e)	9.000%	04/01/63	60,000	16,313
SL Green Realty Corp. - REIT (e)	3.000%	03/30/27	194,300	194,057
				210,370

Total Convertible Bonds (Cost $1,858,177)				2,056,624

Subordinated Convertible Notes — 0.0%

Financial — 0.0%
Eurocastle Investment Ltd. (b) (c) (d)	20.000%	09/30/19	168,000	43,178
Total Subordinated Convertible Notes (Cost $234,881)				43,178

Corporate Bonds — 2.0%

Basic Materials — 0.1%
Cascades, Inc.	7.750%	12/15/17	185,000	193,788
Cascades, Inc.	7.875%	01/15/20	435,000	455,662
Clearwater Paper Corp.	7.125%	11/01/18	115,000	125,063

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value

Ferro Corp.	7.875%	08/15/18	$620,000	$598,300
FMG Resources August 2006 Pty Ltd. (e)	7.000%	11/01/15	1,230,000	1,223,850
FMG Resources August 2006 Pty Ltd. (e)	6.000%	04/01/17	370,000	344,100
Hexion US Finance Corp.	6.625%	04/15/20	210,000	213,675
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	8.875%	02/01/18	190,000	195,225
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	9.000%	11/15/20	255,000	227,588
INEOS Finance plc (e)	7.500%	05/01/20	200,000	203,000
INEOS Group Holdings SA (e)	8.500%	02/15/16	901,000	851,445
LyondellBasell Industries NV	6.000%	11/15/21	220,000	250,800
Momentive Performance Materials, Inc.	9.000%	01/15/21	341,000	247,225
Neenah Paper, Inc.	7.375%	11/15/14	365,000	367,737
PH Glatfelter Co. (e)	5.375%	10/15/20	105,000	106,050
				5,603,508

Communications — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	7.250%	10/30/17	945,000	1,030,050
CCO Holdings LLC / CCO Holdings Capital Corp.	7.875%	04/30/18	410,000	443,825
CCO Holdings LLC / CCO Holdings Capital Corp.	8.125%	04/30/20	110,000	124,300
CCO Holdings LLC / CCO Holdings Capital Corp.	5.250%	09/30/22	835,000	839,175
Cricket Communications, Inc.	10.000%	07/15/15	285,000	299,963
Cricket Communications, Inc.	7.750%	10/15/20	300,000	292,500
CSC Holdings, Inc.	7.875%	02/15/18	545,000	629,475
DISH DBS Corp.	7.875%	09/01/19	535,000	621,937
DISH DBS Corp.	6.750%	06/01/21	1,125,000	1,226,250
eAccess Ltd. (e)	8.250%	04/01/18	220,000	200,200
Equinix, Inc.	7.000%	07/15/21	225,000	252,000
GCI, Inc.	6.750%	06/01/21	180,000	180,000
Gray Television, Inc.	10.500%	06/29/15	741,000	803,059
Gray Television, Inc. (e)	7.500%	10/01/20	345,000	343,275
Harron Communications LP/Harron Finance Corp. (e)	9.125%	04/01/20	315,000	340,200
Hughes Satellite Systems Corp.	6.500%	06/15/19	485,000	518,950
Intelsat Jackson Holdings SA	7.250%	04/01/19	270,000	291,600
Intelsat Jackson Holdings SA	8.500%	11/01/19	290,000	327,700
Intelsat Jackson Holdings SA	7.500%	04/01/21	535,000	579,137
Intelsat Luxembourg SA	11.500%	02/04/17	1,340,839	1,421,289
Lamar Media Corp.	5.875%	02/01/22	205,000	218,325
Level 3 Communications, Inc. (e)	8.875%	06/01/19	115,000	120,750
Level 3 Financing, Inc.	8.125%	07/01/19	115,000	122,188
Level 3 Financing, Inc. (e)	7.000%	06/01/20	245,000	247,450
Level 3 Financing, Inc.	8.625%	07/15/20	650,000	702,000
MetroPCS Wireless, Inc.	7.875%	09/01/18	575,000	621,000
MetroPCS Wireless, Inc.	6.625%	11/15/20	490,000	513,275
Nara Cable Funding Ltd. (e)	8.875%	12/01/18	695,000	634,187
SBA Communications Corp. (e)	5.625%	10/01/19	200,000	203,500
SBA Telecommunications, Inc. (e)	5.750%	07/15/20	190,000	199,500
Sinclair Television Group, Inc. (e)	9.250%	11/01/17	305,000	337,788
Sirius XM Radio, Inc. (e)	5.250%	08/15/22	195,000	194,025
Sorenson Communications, Inc. (e)	10.500%	02/01/15	600,000	526,500
Sprint Nextel Corp. (e)	9.000%	11/15/18	505,000	606,000
Sprint Nextel Corp. (e)	7.000%	03/01/20	335,000	375,200
Syniverse Holdings, Inc.	9.125%	01/15/19	650,000	698,750
Univision Communications, Inc. (e)	6.750%	09/15/22	296,000	296,000
UPCB Finance V Ltd. (e)	7.250%	11/15/21	230,000	250,125
UPCB Finance VI Ltd. (e)	6.875%	01/15/22	480,000	508,800
Videotron Ltée	5.000%	07/15/22	395,000	412,775
Wind Acquisition Finance SA (e)	11.750%	07/15/17	320,000	301,600
Windstream Corp.	8.125%	09/01/18	400,000	432,000
Windstream Corp.	7.750%	10/15/20	355,000	380,737
Zayo Group LLC / Zayo Capital, Inc.	8.125%	01/01/20	125,000	136,563

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value

Zayo Group LLC / Zayo Capital, Inc.	10.125%	07/01/20	$90,000	$99,450
				19,903,373

Consumer, Cyclical — 0.3%
99 Cents Only Stores (e)	11.000%	12/15/19	435,000	488,287
Affinia Group, Inc. (e)	10.750%	08/15/16	296,000	320,790
AMC Entertainment, Inc.	8.750%	06/01/19	361,000	398,002
AMC Entertainment, Inc.	9.750%	12/01/20	430,000	484,287
American Axle & Manufacturing, Inc.	6.625%	10/15/22	345,000	349,313
AmeriGas Finance LLC / AmeriGas Finance Corp.	6.750%	05/20/20	125,000	133,438
AmeriGas Finance LLC / AmeriGas Finance Corp.	7.000%	05/20/22	215,000	231,663
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	498,750
ArvinMeritor, Inc.	10.625%	03/15/18	190,000	200,450
BB Liquidating, Inc. (b) (c) (f)	9.000%	09/01/12	344,000	—
Caesars Entertainment Operating Co., Inc.	11.250%	06/01/17	850,000	913,750
Caesars Entertainment Operating Co., Inc. (e)	8.500%	02/15/20	255,000	255,000
Carlson Wagonlit BV (e)	6.875%	06/15/19	225,000	236,250
Choice Hotels International, Inc.	5.700%	08/28/20	60,000	64,802
Choice Hotels International, Inc.	5.750%	07/01/22	441,000	480,690
Continental Rubber of America Corp. (e)	4.500%	09/15/19	430,000	439,245
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	05/01/21	356,000	344,430
GRD Holdings III Corp. (e)	10.750%	06/01/19	490,000	491,225
Great Canadian Gaming Corp. (e)	6.625%	07/25/22	260,000	273,065
Greektown Superholdings, Inc.	13.000%	07/01/15	540,000	584,550
Hanesbrands, Inc.	6.375%	12/15/20	350,000	379,750
Isle of Capri Casinos, Inc. (e)	8.875%	06/15/20	515,000	543,325
K Hovnanian Enterprises, Inc. (e)	9.125%	11/15/20	341,000	343,131
KB Home	8.000%	03/15/20	601,000	665,607
KB Home	7.500%	09/15/22	261,000	282,533
Michaels Stores, Inc.	7.750%	11/01/18	825,000	884,812
NAI Entertainment Holdings LLC (e)	8.250%	12/15/17	91,000	101,465
Party City Holdings, Inc. (e)	8.875%	08/01/20	210,000	223,650
Regal Cinemas Corp.	8.625%	07/15/19	350,000	388,500
Regal Entertainment Group	9.125%	08/15/18	185,000	206,738
Ryland Group, Inc. (The)	5.375%	10/01/22	175,000	175,438
Sally Holdings LLC / Sally Capital, Inc.	6.875%	11/15/19	210,000	233,625
Sally Holdings LLC / Sally Capital, Inc.	5.750%	06/01/22	245,000	260,925
Starwood Hotels & Resorts Worldwide, Inc.	7.150%	12/01/19	185,000	226,160
Tenneco, Inc.	7.750%	08/15/18	100,000	108,750
TRW Automotive, Inc. (e)	7.250%	03/15/17	890,000	1,016,825
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.750%	08/15/20	365,000	406,062
				13,635,283

Consumer, Non-cyclical — 0.3%
Alere, Inc.	9.000%	05/15/16	650,000	693,875
American Renal Holdings	8.375%	05/15/18	535,000	564,425
American Rock Salt Co. LLC (e)	8.250%	05/01/18	181,000	164,258
ARAMARK Corp.	8.500%	02/01/15	520,000	532,355
ARAMARK Holdings Corp. (e)	8.625%	05/01/16	245,000	251,127
Biomet, Inc. (e)	6.500%	08/01/20	315,000	326,419
Biomet, Inc. (e)	6.500%	10/01/20	230,000	225,400
BioScrip, Inc.	10.250%	10/01/15	345,000	371,737
CHS / Community Health Systems, Inc.	5.125%	08/15/18	320,000	332,000
CHS / Community Health Systems, Inc.	7.125%	07/15/20	370,000	394,744
Constellation Brands, Inc.	7.250%	09/01/16	785,000	898,825
Fresenius Medical Care US Finance, Inc. (e)	6.500%	09/15/18	90,000	101,475
Fresenius Medical Care US Finance II, Inc. (e)	5.625%	07/31/19	175,000	186,375
Fresenius Medical Care US Finance II, Inc. (e)	5.875%	01/31/22	145,000	155,150
H&E Equipment Services, Inc. (e)	7.000%	09/01/22	220,000	228,800

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value

HCA, Inc.	6.375%	01/15/15	$960,000	$1,034,400
HCA, Inc.	6.500%	02/15/20	1,095,000	1,218,187
HCA, Inc.	7.500%	11/15/95	190,000	161,500
Healthsouth Corp.	7.250%	10/01/18	860,000	930,950
Hologic, Inc. (e)	6.250%	08/01/20	70,000	74,200
Iron Mountain, Inc.	7.750%	10/01/19	535,000	601,875
National Money Mart Co.	10.375%	12/15/16	180,000	201,150
Radiation Therapy Services, Inc.	8.875%	01/15/17	205,000	197,825
Radiation Therapy Services, Inc.	9.875%	04/15/17	656,000	477,240
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg	7.875%	08/15/19	160,000	172,800
Service Corp. International	6.750%	04/01/16	205,000	229,088
Service Corp. International	7.625%	10/01/18	231,000	273,735
Service Corp. International	7.000%	05/15/19	440,000	486,200
Tenet Healthcare Corp.	10.000%	05/01/18	425,000	490,875
UR Merger Sub Corp. (e)	5.750%	07/15/18	85,000	89,781
UR Merger Sub Corp. (e)	7.375%	05/15/20	275,000	295,625
UR Merger Sub Corp. (e)	7.625%	04/15/22	190,000	208,050
Valeant Pharmaceuticals International (e)	6.750%	08/15/21	810,000	840,375
				13,410,821

Diversified — 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)	7.375%	10/01/17	585,000	596,700

Energy — 0.2%
Antero Resources Finance Corp.	9.375%	12/01/17	455,000	502,775
Continental Resources, Inc.	5.000%	09/15/22	285,000	297,113
El Paso Corp.	7.000%	06/15/17	1,200,000	1,377,007
El Paso Corp.	7.750%	01/15/32	90,000	104,816
Endeavour International Corp. (e)	12.000%	03/01/18	490,000	539,000
Energy Transfer Equity LP	7.500%	10/15/20	430,000	488,050
EP Energy LLC / EP Energy Finance, Inc. (e)	6.875%	05/01/19	45,000	48,150
EP Energy LLC / EP Energy Finance, Inc. (e)	9.375%	05/01/20	667,000	727,030
Harvest Operations Corp.	6.875%	10/01/17	765,000	837,675
Kinder Morgan Finance Co. LLC (e)	6.000%	01/15/18	211,000	228,688
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	6.250%	06/15/22	341,000	366,575
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	5.500%	02/15/23	190,000	199,025
MEG Energy Corp. (e)	6.375%	01/30/23	325,000	346,938
NGPL PipeCo LLC (e)	7.119%	12/15/17	330,000	350,625
Peabody Energy Corp.	7.375%	11/01/16	995,000	1,126,837
Peabody Energy Corp. (e)	6.000%	11/15/18	235,000	235,000
Plains Exploration & Production Co.	6.750%	02/01/22	198,000	200,970
Range Resources Corp.	6.750%	08/01/20	290,000	319,000
Rosetta Resources, Inc.	9.500%	04/15/18	305,000	337,025
Seadrill Ltd. (e)	5.625%	09/15/17	500,000	503,750
				9,136,049

Financial — 0.3%
Air Lease Corp. (e)	5.625%	04/01/17	446,000	454,920
Ally Financial, Inc.	7.500%	09/15/20	880,000	1,009,800
CIT Group, Inc.	5.250%	03/15/18	700,000	750,750
CIT Group, Inc. (e)	6.625%	04/01/18	232,000	263,320
CIT Group, Inc.	5.375%	05/15/20	575,000	622,437
Community Choice Financial, Inc. (e)	10.750%	05/01/19	685,000	667,875
Credit Acceptance Corp.	9.125%	02/01/17	450,000	496,125
Dolphin Subsidiary II, Inc. (e)	7.250%	10/15/21	290,000	330,600
Fibria Overseas Finance Ltd. (e)	7.500%	05/04/20	493,000	537,370
Ford Motor Credit Co. LLC	8.000%	12/15/16	565,000	675,347

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value

Hartford Financial Services Group, Inc. (VRN)	8.125%	06/15/38	$350,000	$402,938
Host Hotels & Resorts LP - REIT	6.000%	11/01/20	680,000	751,400
ING US, Inc. (e)	5.500%	07/15/22	291,000	303,567
International Lease Finance Corp.	8.625%	09/15/15	610,000	694,637
International Lease Finance Corp.	5.750%	05/15/16	216,000	229,012
International Lease Finance Corp.	5.875%	04/01/19	405,000	429,416
International Lease Finance Corp.	6.250%	05/15/19	900,000	967,500
International Lease Finance Corp.	5.875%	08/15/22	255,000	263,428
LBG Capital NO. 1 plc (e)	7.875%	11/01/20	945,000	945,000
Nuveen Investments, Inc. (e)	9.125%	10/15/17	250,000	248,125
Nuveen Investments, Inc. (e)	9.500%	10/15/20	595,000	592,025
Provident Funding Associates (e)	10.250%	04/15/17	815,000	876,125
Realogy Corp. (e)	7.625%	01/15/20	365,000	402,413
SLM Corp.	6.250%	01/25/16	230,000	249,550
SLM Corp.	8.450%	06/15/18	329,000	385,330
SLM Corp.	8.000%	03/25/20	156,000	180,180
TMX Finance LLC / TitleMax Finance Corp. (Issued 05/20/11)	13.250%	07/15/15	600,000	666,000
TMX Finance LLC / TitleMax Finance Corp. (Issued 10/31/11)	13.250%	07/15/15	170,000	188,700
UBS AG / Stamford CT	7.625%	08/17/22	320,000	334,579
				14,918,469

Industrial — 0.2%
ACL I Corp.	10.625%	02/15/16	660,254	647,049
Anixter, Inc.	5.625%	05/01/19	175,000	182,875
BE Aerospace, Inc.	6.875%	10/01/20	540,000	599,400
BE Aerospace, Inc.	5.250%	04/01/22	285,000	296,400
Case New Holland, Inc.	7.875%	12/01/17	845,000	990,762
Darling International, Inc.	8.500%	12/15/18	155,000	176,506
Esterline Technologies Corp.	7.000%	08/01/20	570,000	632,700
Health Management Associates, Inc.	7.375%	01/15/20	191,000	191,000
Huntington Ingalls Industries, Inc.	6.875%	03/15/18	281,000	304,534
Huntington Ingalls Industries, Inc.	7.125%	03/15/21	225,000	242,156
JM Huber Corp. (e)	9.875%	11/01/19	590,000	662,275
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	01/15/17	385,000	405,213
Masco Corp.	6.125%	10/03/16	140,000	154,090
Masco Corp.	7.125%	03/15/20	385,000	438,252
Masco Corp.	7.750%	08/01/29	60,000	63,385
Owens Corning, Inc.	9.000%	06/15/19	360,000	453,079
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	413,100
Ply Gem Industries, Inc. (e)	9.375%	04/15/17	165,000	165,825
TransDigm, Inc.	7.750%	12/15/18	800,000	884,000
				7,902,601

Technology — 0.2%
CDW LLC / CDW Finance Corp.	8.000%	12/15/18	715,000	790,075
CDW LLC / CDW Finance Corp.	8.500%	04/01/19	607,000	660,112
Emdeon, Inc. (e)	11.000%	12/31/19	730,000	828,550
Fidelity National Information Services, Inc.	7.625%	07/15/17	150,000	164,250
First Data Corp. (e)	7.375%	06/15/19	625,000	644,531
First Data Corp. (e)	6.750%	11/01/20	345,000	342,844
First Data Corp. (e)	8.250%	01/15/21	710,000	708,225
Freescale Semiconductor, Inc. (e)	9.250%	04/15/18	690,000	750,375
Freescale Semiconductor, Inc.	10.750%	08/01/20	67,000	72,528
IMS Health, Inc. (e)	12.500%	03/01/18	420,000	499,800
Infor US, Inc. (e)	11.500%	07/15/18	179,000	204,060
Infor US, Inc. (e)	9.375%	04/01/19	401,000	445,110
SunGard Data Systems, Inc.	10.250%	08/15/15	330,000	338,250
SunGard Data Systems, Inc.	7.375%	11/15/18	576,000	617,760

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value

SunGard Data Systems, Inc.	7.625%	11/15/20	$195,000	$211,575
				7,278,045

Utilities — 0.0%
AES Corp. (The)	8.000%	10/15/17	725,000	837,375
Calpine Corp. (e)	7.250%	10/15/17	590,000	629,825
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. (e)	11.500%	10/01/20	405,000	316,913
				1,784,113

Total Corporate Bonds (Cost $88,432,624)				94,168,962

Asset-Backed Securities — 1.4%
Aames Mortgage Investment Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.922%	10/25/35	1,500,000	1,481,640
ACE Securities Corp.
Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.547%	11/25/35	369,542	343,328
Ser. 2005-SD1, Class M1 (FRN)	0.967%	11/25/50	2,002,156	1,932,453
Argent Securities, Inc., Ser. 2005-W2, Class A2B1 (FRN) (STEP)	0.417%	10/25/35	3,162,834	3,130,763
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP)	4.780%	06/25/35	1,220,718	1,244,618
Bear Stearns Asset Backed Securities Trust
Ser. 2005-4, Class M1 (FRN) (STEP)	0.717%	01/25/36	3,378,911	3,251,547
Ser. 2005-HE3, Class M2 (FRN) (STEP)	1.237%	03/25/35	2,176,034	2,020,885
Ser. 2006-EC1, Class M1 (FRN) (STEP)	0.627%	12/25/35	4,500,000	4,008,798
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.437%	12/25/35	157,931	155,199
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)	0.537%	10/25/35	177,224	172,184
Citibank Omni Master Trust, Ser. 2009-A14A, Class A14 (FRN) (b) (e)	2.971%	08/15/18	5,000,000	5,234,220
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.777%	04/25/34	293,688	278,768
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.877%	03/25/35	2,400,000	2,229,487
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (b)	1.319%	07/19/44	87,136	19,825
First Franklin Mortgage Loan Asset Backed Certificates
Ser. 2005-FF5, Class M1 (FRN) (STEP)	0.667%	03/25/35	644,944	641,361
Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.537%	11/25/35	4,297,918	4,113,103
Ser. 2006-FF1, Class 2A3 (FRN)	0.457%	01/25/36	1,141,831	1,074,334
GSAA Trust
Ser. 2005-5, Class M2 (FRN) (STEP)	0.862%	02/25/35	3,007,000	2,726,639
Ser. 2005-MTR1, Class A3 (FRN)	0.527%	10/25/35	2,516,000	2,396,820
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN)	0.407%	01/25/36	421,263	408,846
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.467%	03/25/36	660,459	577,383
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.497%	08/25/45	504,196	493,559
Ser. 2005-WL1, Class M2 (FRN) (STEP)	0.767%	06/25/35	2,260,133	2,069,333
Ser. 2006-WL1, Class 2A3 (FRN) (STEP)	0.457%	01/25/46	2,091,023	1,817,381
Morgan Stanley ABS Capital I
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.297%	03/25/33	86,940	75,194
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.537%	11/25/35	545,258	527,220
Ser. 2005-HE7, Class A2C (FRN)	0.537%	11/25/35	3,347,015	3,183,744
Option One Mortgage Loan Trust, Ser. 2005-5, Class A3 (FRN) (STEP)	0.427%	12/25/35	1,908,296	1,864,925
Park Place Securities, Inc., Ser. 2005-WCW2, Class M1 (FRN)	0.717%	07/25/35	5,000,000	4,230,755
RAMP Trust
Ser. 2004-RS8, Class MII1 (FRN) (STEP)	1.117%	08/25/34	2,612,244	2,198,480

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value

Ser. 2006-EFC2, Class A3 (FRN) (STEP)	0.377%	12/25/36	$4,999,458	$4,417,411
Santander Drive Auto Receivables Trust 2012-4, Ser. 2012-4, Class A3	1.040%	08/15/16	5,000,000	5,033,595
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.517%	11/25/35	1,594,089	1,542,354
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN) (STEP)	0.447%	09/25/36	64,338	63,904
Terwin Mortgage Trust, Ser. 2005-10HE, Class M2 (FRN) (STEP)	0.707%	06/25/36	4,247,000	3,161,446

Total Asset-Backed Securities (Cost $65,554,998)				68,121,502

Mortgage-Backed Securities - Private Issuers — 0.8%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.655%	04/25/44	56,593	47,791
Ser. 2004-4, Class 4A (FRN)	2.709%	02/25/45	216,664	209,727
Ser. 2005-1, Class 6A (FRN)	2.655%	06/25/45	354,149	329,619
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	441,159	447,435
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,642,195
Ser. 2006-6, Class A2	5.309%	10/10/45	1,118,782	1,140,870
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN)	2.910%	12/20/34	144,789	120,030
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Ser. 2004-5, Class AAB	4.673%	11/10/41	567,680	573,421
Ser. 2007-3, Class A2 (VRN)	5.535%	06/10/49	385,172	385,320
COMM 2012-CCRE1 Mortgage Trust, Ser. 2012-CR1, Class A3	3.391%	05/15/45	1,052,000	1,135,238
COMM 2012-LC4 Mortgage Trust, Ser. 2012-LC4, Class A4	3.288%	12/10/44	1,973,000	2,116,984
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP)	0.947%	11/25/35	5,916,571	4,133,198
Ser. 2005-59, Class 1A1 (FRN) (STEP)	0.549%	11/20/35	5,069,880	3,299,199
Countrywide Home Loan Mortgage Pass Through Trust
Ser. 2005-HYB9, Class 1A1 (FRN)	2.783%	02/20/36	3,147,446	2,151,358
Ser. 2006-3, Class 3A1 (FRN) (STEP)	0.467%	02/25/36	4,104,415	2,873,205
Credit Suisse Mortgage Capital Certificates, Ser. 2007-4, Class 2A3	6.000%	06/25/37	2,004,841	1,727,127
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4 (VRN)	5.046%	07/10/45	69,307	69,324
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN)	2.630%	11/19/34	64,531	54,759
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.559%	06/20/35	78,163	71,092
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2004-CB8, Class A3	4.007%	01/12/39	329,363	330,554
Ser. 2005-LDP4, Class A3A1	4.871%	10/15/42	52,165	52,150
Ser. 2006-LDP7, Class A3B (VRN)	5.868%	04/15/45	867,048	883,875
Ser. 2012-C6, Class A3	3.507%	05/15/45	2,000,000	2,178,632
LB-UBS Commercial Mortgage Trust
Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	507,042
Ser. 2003-C8, Class A3	4.830%	11/15/27	218,848	221,097
Merrill Lynch / Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	5.949%	08/12/49	1,500,000	1,717,852
Morgan Stanley Capital I, Inc., Ser. 1998-HF2, Class G (e)	6.010%	11/15/30	41,007	41,100
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15, Class 2A1 (FRN)	3.011%	07/25/35	4,848,536	4,127,103
Structured Asset Mortgage Investments, Inc., Ser. 2005-AR8, Class A2 (FRN)	1.628%	02/25/36	2,252,234	1,553,316
Thornburg Mortgage Securities Trust, Ser. 2007-4, Class 3A1 (FRN)	6.113%	09/25/37	1,884,052	1,931,263
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C7, Class A1 (e)	4.241%	10/15/35	702,724	708,768

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value

Ser. 2005-C20, Class AMFX (VRN)	5.179%	07/15/42	$2,033,000	$2,231,990
Total Mortgage-Backed Securities - Private Issuers (Cost $36,409,153)				39,012,634

Mortgage-Backed Securities - US Government Agency Obligations — 0.3%
FHLMC
Pool #781697 (FRN)	2.357%	07/01/34	149,997	160,126
Ser. 2002-2530, Class QI (FRN) (IO)	6.779%	01/15/32	127,424	24,988
Ser. 2004-2763, Class KS (FRN) (IO)	6.429%	10/15/18	421,742	33,690
Ser. 2005-2922, Class SE (FRN) (IO)	6.529%	02/15/35	284,397	62,465
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	40,141	4,253
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	19,941	2,083
Ser. 2005-2965, Class SA (FRN) (IO)	5.829%	05/15/32	740,497	121,883
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	22,411	2,364
Ser. 2005-2980, Class SL (FRN) (IO)	6.479%	11/15/34	386,061	79,750
Ser. 2005-2981, Class SU (FRN) (IO)	7.579%	05/15/30	293,009	68,346
Ser. 2005-3031, Class BI (FRN) (IO)	6.469%	08/15/35	781,241	138,576
Ser. 2005-3065, Class DI (FRN) (IO)	6.399%	04/15/35	678,573	136,727
Ser. 2006-3114, Class GI (FRN) (IO)	6.379%	02/15/36	1,305,704	233,049
Ser. 2007-3308, Class S (FRN) (IO)	6.979%	03/15/32	780,284	167,437
Ser. 2008-3424, Class XI (FRN) (IO)	6.349%	05/15/36	487,194	81,884
Ser. 2008-3489, Class SD (FRN) (IO)	7.579%	06/15/32	374,469	78,560
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	646,407	49,887
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	318,478	25,560
Ser. 2011-3882, Class AI (IO)	5.000%	06/15/26	1,819,383	177,446
Ser. 2012-3995, Class KI (IO)	3.500%	02/15/27	6,881,384	772,210
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	158,469	19,942
Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	70,947	9,378
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	30,857	3,474
FNMA
Pool #685563 (FRN)	2.810%	01/01/33	221,616	237,695
Pool #739758 (FRN)	2.310%	08/01/33	198,835	211,900
Pool #806765 (FRN)	2.311%	11/01/34	184,739	197,208
Pool #834928 (FRN)	2.315%	07/01/35	1,681,085	1,797,022
Pool #841068 (FRN)	2.485%	11/01/34	896,660	962,353
Pool #847637 (FRN)	2.894%	01/01/34	134,664	143,490
Ser. 2004-31, Class SG (FRN) (IO)	6.884%	08/25/33	299,176	44,174
Ser. 2004-49, Class SQ (FRN) (IO)	6.834%	07/25/34	225,450	53,308
Ser. 2004-51, Class SX (FRN) (IO)	6.904%	07/25/34	381,037	72,702
Ser. 2004-64, Class SW (FRN) (IO)	6.834%	08/25/34	1,005,138	225,663
Ser. 2004-66, Class SE (FRN) (IO)	6.284%	09/25/34	701,522	154,487
Ser. 2005-12, Class SC (FRN) (IO)	6.534%	03/25/35	667,051	141,335
Ser. 2005-45, Class SR (FRN) (IO)	6.504%	06/25/35	646,211	127,744
Ser. 2005-65, Class KI (FRN) (IO)	6.784%	08/25/35	1,997,239	450,019
Ser. 2005-89, Class S (FRN) (IO)	6.484%	10/25/35	4,272,288	825,146
Ser. 2006-3, Class SA (FRN) (IO)	5.934%	03/25/36	395,969	72,914
Ser. 2007-75, Class JI (FRN) (IO)	6.329%	08/25/37	1,206,200	179,339
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	559,862	37,967
Ser. 2008-87, Class AS (FRN) (IO)	7.434%	07/25/33	1,852,653	335,298
Ser. 2010 Pool #AE5528	6.000%	11/01/22	1,577,781	1,709,732
Ser. 2010 Pool #AE5529	7.000%	11/01/22	983,099	1,083,427
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	317,182	30,977
Ser. 2010-121, Class IO (IO)	5.000%	10/25/25	1,535,743	141,771
Ser. 2010-29, Class KJ (IO)	5.000%	12/25/21	5,551,711	518,077
Ser. 2010-37, Class GI (IO)	5.000%	04/25/25	1,311,867	99,274
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	701,762	69,432
Ser. 2011-124, Class IC (IO)	3.500%	09/25/21	2,415,815	184,248
Ser. 2011-69, Class AI (IO)	5.000%	05/25/18	5,001,798	392,165

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value

Ser. 2011-88, Class WI (IO)	3.500%	09/25/26	$837,116	$99,608
FNMA Strip, Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	27,727	3,533
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	338,501	386,636
GNMA
Ser. 2003-11, Class S (FRN) (IO)	6.329%	02/16/33	979,551	179,920
Ser. 2011-135, Class QI (IO)	4.500%	06/16/41	676,325	126,104
Ser. 2011-157, Class SG (FRN) (IO)	6.382%	12/20/41	3,054,197	927,058
Ser. 2011-167, Class IO (IO)	5.000%	12/16/20	3,969,893	370,286
Ser. 2011-94, Class IS (FRN) (IO)	6.479%	06/16/36	542,297	115,829
Total Mortgage-Backed Securities - US Government Agency Obligations (Cost $14,574,200)				15,161,919

Bank Loans — 0.0%
Arch Coal, Inc.	5.750%	05/17/18	508,725	511,879
Hologic, Inc.	4.500%	08/01/19	150,000	151,620
Kabel Deutschland GMBH	4.250%	02/01/19	335,000	334,698
Texas Competitive Electric Holdings Co. LLC (FRN)	4.757%	10/10/17	1,276,120	875,929
Vertrue, Inc. (FRN) (f)	9.370%	08/14/15	455,000	1,138
Total Bank Loans (Cost $2,439,629)				1,875,264

US Treasury Bonds/Notes — 14.4%
US Treasury Inflation Indexed Bond (g)	2.375%	01/15/25	30,873,446	41,905,887
US Treasury Inflation Indexed Bond	1.750%	01/15/28	98,428,500	127,441,875
US Treasury Inflation Indexed Bond (g)	2.500%	01/15/29	17,181,115	24,575,712
US Treasury Inflation Indexed Bond (g)	3.375%	04/15/32	9,939,160	16,502,107
US Treasury Inflation Indexed Bond	2.125%	02/15/40	71,234,688	103,969,235
US Treasury Inflation Indexed Bond	0.750%	02/15/42	4,502,027	4,891,380
US Treasury Inflation Indexed Note (g)	0.625%	04/15/13	40,215,658	40,598,953
US Treasury Inflation Indexed Note (g) (h)	1.250%	04/15/14	15,156,540	15,758,073
US Treasury Inflation Indexed Note (g)	0.500%	04/15/15	16,810,116	17,661,128
US Treasury Inflation Indexed Note (g)	0.125%	04/15/16	15,570,000	16,500,557
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,421,880	5,343,219
US Treasury Inflation Indexed Note	1.625%	01/15/18	59,057,100	69,101,413
US Treasury Inflation Indexed Note	1.375%	07/15/18	80,750,000	94,654,181
US Treasury Inflation Indexed Note (g)	2.125%	01/15/19	33,828,655	41,511,447
US Treasury Inflation Indexed Note (h)	1.250%	07/15/20	33,408,444	39,941,365
US Treasury Inflation Indexed Note	1.125%	01/15/21	4,189,520	4,959,671
US Treasury Inflation Indexed Note	0.625%	07/15/21	16,773,240	19,201,435
US Treasury Inflation Indexed Note	0.125%	07/15/22	2,102,235	2,297,184
Total US Treasury Bonds/Notes (Cost $585,482,970)				686,814,822

	Number of Shares	Value

Acquired Funds — 14.8%

Exchange-Traded Funds (ETFs) — 1.1%
Vanguard FTSE All-World ex-US ETF	100,000	4,296,000
Vanguard MSCI Emerging Markets ETF	1,149,000	47,970,750
		52,266,750

Mutual Funds — 1.2%
BB Biotech AG (Switzerland) (a)	8,471	854,157

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

PIMCO Commodity RealReturn Strategy Fund	8,008,134	$57,178,076
		58,032,233

Private Investment Funds (i) — 12.5%
Azentus Global Opportunities Fund, LP (a) (b) (c) (d)		37,081,901
Canyon Value Realization Fund, LP (a) (b) (c) (d)		57,919,365
Convexity Capital Offshore, LP (a) (b) (c) (d)		105,607,812
Farallon Capital Institutional Partners, LP (a) (b) (c) (d)		77,040,730
Joho Partners, LP (a) (b) (c) (d)		23,831,257
Lansdowne Developed Markets Fund Ltd. (a) (b) (c) (d)	176,926	65,470,458
Lone Cascade, LP, Class I (a) (b) (c) (d)		8,656,552
Lone Cascade, LP, Class J (a) (b) (c) (d)		12,273,568
Lone Picea, LP, Class E (a) (b) (c) (d)		1,365,690
Lone Picea, LP, Class F (a) (b) (c) (d)		2,050,065
Lone Picea, LP, Class H (a) (b) (c) (d)		1,981,188
Lone Redwood, LP (a) (b) (c) (d)		14,540,600
Maverick Fund USA Ltd. (a) (b) (c) (d)		31,615,970
Nomad Investment Partnership LP, Class A (a) (b) (c) (d)		27,656,402
Nomad Investment Partnership LP, Class R (a) (b) (c) (d)		12,897,263
OZ Domestic Partners, LP (a) (b) (c) (d)		2,691,655
QVT Onshore LP (a) (b) (c) (d)		70,448,838
Theleme Fund Ltd. (a) (b) (c) (d)	320,000	38,954,255
		592,083,569

Total Acquired Funds (Cost $494,789,518)		702,382,552

Limited Partnerships — 0.2%
Blackstone Group LP	495,800	7,080,024
Williams Partners LP	1,900	103,892
Total Limited Partnerships (Cost $7,142,372)		7,183,916

Preferred Stocks — 0.2%
Citigroup Capital XIII, 7.875%, (United States)	22,000	612,700
GMAC Capital Trust I, 8.125%, (United States)	29,500	740,745
Hartford Financial Services Group, Inc., 7.875%, (United States)	10,000	279,900
iStar Financial, Inc., Series E - REIT, 7.875%, (United States)	3,689	73,780
iStar Financial, Inc., Series F - REIT, 7.800%, (United States)	188,775	3,773,612
iStar Financial, Inc., Series G - REIT, 7.650%, (United States)	2,400	47,760
iStar Financial, Inc., Series I - REIT, 7.500%, (United States)	4,800	95,808
Malaysian Airline System Berhad, 30.000%, (Malaysia)	24,000	7,813
Petroleo Brasileiro SA, 3.110%, (Brazil)	265,400	2,928,597
Porsche Automobil Holding SE, 1.630%, (Germany)	3,229	193,558
Vale SA, 6.050%, (Brazil)	150,100	2,611,432
Total Preferred Stocks (Cost $10,942,460)		11,365,705

	Number of Contracts	Value

Purchased Option Contracts — 0.1%

Calls — 0.1%
ASML Holding NV, Strike Price $28.00, Expiring 12/21/12 (b)	3,900	6,265
ASML Holding NV, Strike Price $30.00, Expiring 12/21/12 (b)	25,350	24,432
ASML Holding NV, Strike Price $30.00, Expiring 03/15/13 (b)	4,875	2,380

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Contracts	Value

ASML Holding NV, Strike Price $32.00, Expiring 11/16/12 (b)	5,426	$906
BAE Systems plc, Strike Price $330.00, Expiring 11/16/12 (b)	197,300	23,895
Postnl NV, Strike Price $3.60, Expiring 12/21/12 (b)	10,600	545
SCVB, Strike Price $125.00, Expiring 10/19/12 (b)	195,900	59,646
Telecom Italia SpA, Strike Price $0.80, Expiring 12/21/12 (b)	3,870,000	223,791
Telefonica SA, Strike Price $11.50, Expiring 11/16/12 (b)	197,300	20,283
TNT Express NV, Strike Price $10.00, Expiring 12/21/12 (b)	42,100	541
Vivendi SA, Strike Price $13.55, Expiring 12/21/12 (b)	203,567	510,108
Vivendi SA, Strike Price $14.52, Expiring 12/21/12 (b)	266,911	432,172
Xstrata plc, Strike Price $920.00, Expiring 10/19/12 (b)	97,950	89,366
Xstrata plc, Strike Price $940.00, Expiring 10/19/12 (b)	489,750	344,019
Total Calls (Cost $1,070,271)		1,738,349

Puts — 0.0%
Boeing Co., Strike Price $67.50, Expiring 01/19/13 (b)	14,206	40,061
CAC 40 Index, Strike Price $2,900.00, Expiring 12/21/12 (b)	585	20,297
CAC 40 Index, Strike Price $3,100.00, Expiring 12/21/12 (b)	588	39,745
DAX Index, Strike Price $6,000.00, Expiring 12/21/12 (b)	486	19,923
DAX Index, Strike Price $6,500.00, Expiring 03/15/13 (b)	295	55,347
EURO STOXX 50 Index, Strike Price $2,000.00, Expiring 12/21/12 (b)	488	7,024
EURO STOXX 50 Index, Strike Price $2,150.00, Expiring 12/21/12 (b)	584	18,011
EURO STOXX 50 Index, Strike Price $2,300.00, Expiring 12/21/12 (b)	784	49,870
EURO STOXX 50 Index, Strike Price $2,350.00, Expiring 12/21/12 (b)	789	62,862
EURO STOXX 50 Index, Strike Price $2,350.00, Expiring 11/16/12 (b)	784	33,448
FTSE 100 Index, Strike Price $5,600.00, Expiring 11/16/12 (b)	196	23,105
General Dynamics Corp., Strike Price $62.50, Expiring 01/19/13 (b)	15,192	26,130
Lockheed Martin Corp., Strike Price $87.50, Expiring 01/19/13 (b)	10,852	17,363
Raytheon Co., Strike Price $55.00, Expiring 01/19/13 (b)	17,066	28,159
Renault (Regie Nationale), Strike Price $30.00, Expiring 12/21/12 (b)	29,190	22,882
Total SA, Strike Price $35.00, Expiring 12/21/12 (b)	58,380	45,763
Total Puts (Cost $1,090,459)		509,990

Total Purchased Option Contracts (Cost $2,160,730)		2,248,339

Rights — 0.0%
Liberty Ventures, Expiring 10/09/12 (United States) (a) (Cost $13,108)	1,347	18,238

Warrants — 0.0%
Global Yellow Pages Ltd., Expiring 09/10/14 (Singapore) (a)	146,000	595
NMDC Ltd. (Morgan Stanley), Expiring 03/25/15 (India) (a) (b)	343,881	1,264,168

Total Warrants (Cost $2,279,409)		1,264,763

	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Investments — 17.7%

Repurchase Agreement — 3.8%
State Street Bank & Trust Co. issued on 09/28/12 (proceeds at maturity $181,786,818) (collateralized by US Treasury Notes, due 04/15/15 through 08/31/18 with a total principal value of $178,110,000 and a total market value of $185,454,974) (Cost $181,786,667)	0.010%	10/01/12	$181,786,667	181,786,667

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Maturity Date	Principal Amount	Value

US Treasury Bills — 13.9%
US Treasury Bill (j)	11/15/12	$10,000,000	$9,998,657
US Treasury Bill (j)	12/13/12	100,000,000	99,983,300
US Treasury Bill (j)	01/24/13	80,200,000	80,180,110
US Treasury Bill (j)	02/07/13	40,000,000	39,985,320
US Treasury Bill (h) (j)	02/14/13	130,000,000	129,947,220
US Treasury Bill (j)	02/28/13	50,000,000	49,973,950
US Treasury Bill (j)	03/21/13	60,000,000	59,962,260
US Treasury Bill (j)	03/28/13	190,000,000	189,875,550

Total US Treasury Bills (Cost $659,849,962)			659,906,367
Total Short-Term Investments (Cost $841,636,629)			841,693,034

Total Investments — 99.7% (Cost $4,207,485,462)			4,745,575,402

Other Assets in Excess of Liabilities — 0.3%			16,500,598

Net Assets — 100.0%			$4,762,076,000

	Number of Shares	Value
Securities Sold Short — (1.7)%
Common Stocks — (1.7)%

US Common Stocks — (1.2)%

Capital Markets — (0.1)%
Cohen & Steers, Inc.	(154,700)	(4,582,214)

Hotels, Restaurants & Leisure — (0.1)%
Marriott International Inc.	(107,300)	(4,195,430)

Real Estate Investment Trusts (REITs) — (1.0)%
Alexandria Real Estate Equities, Inc.	(48,200)	(3,543,664)
Cedar Realty Trust, Inc.	(724,200)	(3,823,776)
Excel Trust, Inc.	(206,420)	(2,357,316)
Extra Space Storage, Inc.	(139,600)	(4,641,700)
FelCor Lodging Trust, Inc. (a)	(497,100)	(2,356,254)
Healthcare Trust of America, Inc.	(297,070)	(2,905,345)
Home Properties, Inc.	(28,400)	(1,740,068)
Inland Real Estate Corp.	(573,275)	(4,729,519)
LaSalle Hotel Properties	(82,600)	(2,204,594)
Mack-Cali Realty Corp.	(148,500)	(3,950,100)
Medical Properties Trust, Inc.	(190,400)	(1,989,680)
Parkway Properties, Inc.	(136,412)	(1,823,828)
Post Properties, Inc.	(36,500)	(1,750,540)
Realty Income Corp.	(110,200)	(4,506,078)
Regency Centers Corp.	(96,000)	(4,678,080)
Rouse Properties, Inc.	(214,500)	(3,078,075)
		(50,078,617)
Total US Common Stocks (Proceeds $54,126,568)		(58,856,261)

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

	Number of Shares	Value

Foreign Common Stocks — (0.5)%

Canada — (0.4)%
Canadian Tire Corp. Ltd.	(99,500)	$(7,161,652)
Home Capital Group, Inc.	(168,000)	(8,790,479)
RioCan Real Estate Investment Trust - REIT	(78,200)	(2,200,991)
		(18,153,122)
Singapore — (0.1)%
K-REIT Asia - REIT	(2,008,200)	(1,938,329)

Switzerland — 0.0%
Swiss Prime Site AG	(17,600)	(1,454,035)
Total Foreign Common Stocks (Proceeds $20,581,575)		(21,545,486)
Total Securities Sold Short (Proceeds $74,708,143)		$(80,401,747)

ADR	American Depositary Receipt
ADS	American Depositary Share
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CAC	Cotation Assistée en Continu
CHF	Swiss franc
CVA	Certificaaten van aandelen (share certificates)
DAX	Deutscher Aktien IndeX
EONIA	Euro OverNight Index Average
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of September 30, 2012.
FTSE	Financial Times Stock Exchange
GBP	British pound
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
LIBID	London Interbank Bid Rate
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SONIA	Sterling OverNight Interbank Average Rate
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TOIS	Tom/Next Indexed Swap Rate
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of September 30, 2012.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*	Approximately 14% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

(a)	Non income-producing security.
(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(c)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $592,665,739, which represents 12.4% of the fund's net assets.
(d)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2012, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value

Azentus Global Opportunities Fund, LP	Long-Short Asia	04/01/11	$40,000,000	$37,081,901
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	23,797,936	57,919,365
Convexity Capital Offshore, LP	Multi-Strategy	02/16/06 - 04/01/10	62,000,000	105,607,812
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 - 01/04/10	42,746,138	77,040,730
Joho Partners, LP	Long-Short Asia	01/03/07	15,000,000	23,831,257
Lansdowne Developed Markets Fund Ltd.	Long-Short Global	06/01/06 - 10/01/09	51,000,000	65,470,458
Lone Cascade, LP, Class I	Global Equity	01/03/06 - 01/02/08	5,147,146	8,656,552
Lone Cascade, LP, Class J	Global Equity	01/03/12	8,640,855	12,273,568
Lone Picea, LP, Class E	Long-Short Global	01/02/09	964,000	1,365,690
Lone Picea, LP, Class F	Long-Short Global	01/03/05	1,617,000	2,050,065
Lone Picea, LP, Class H	Long-Short Global	01/02/03 - 01/02/04	1,315,000	1,981,188
Lone Redwood, LP	Long-Short Global	12/29/98	3,154,356	14,540,600
Maverick Fund USA Ltd.	Long-Short Global	01/03/06 - 10/01/07	20,000,000	31,615,970
Nomad Investment Partnership LP, Class A	Global Equity	10/02/06	14,000,000	27,656,402
Nomad Investment Partnership LP, Class R	Global Equity	02/01/08	8,000,000	12,897,263
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	1,108,432	2,691,655
QVT Onshore LP	Multi-Strategy	03/01/12	59,961,981	70,448,838
Theleme Fund Ltd.	Long-Short Global	02/01/10	32,000,000	38,954,255
Common Stocks
Bell Aliant, Inc.		07/11/06	46,436	43,249
Subordinated Convertible Notes
Eurocastle Investment Ltd.		06/19/09	234,881	43,178
Total (12.4% of Net Assets)				592,169,996

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security in default.
(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedule of Investments.
(h)	Security or a portion thereof is held as initial margin for financial futures.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2012. These positions are therefore grouped into their own industry classification.
(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(k)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts

	Interest Rate-Related
2	December 2012 10-Year US Treasury Note	$265,568	$266,969	$1,401
13	December 2012 5-Year US Treasury Note	1,614,064	1,620,227	6,163

35

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)

21	December 2012 30-Year US Treasury Bond	$3,144,795	$3,136,875	$(7,920)
				(356)

	Foreign Currency-Related
248	December 2012 British Pound	24,873,360	25,010,800	137,440
324	December 2012 Canadian Dollar	33,146,148	32,882,760	(263,388)
219	December 2012 Swiss Franc	29,136,325	29,151,638	15,313
				(110,635)

	Equity-Related
3,540	December 2012 Dow Jones EURO STOXX 50 Index	115,992,447	111,679,817	(4,312,630)
69	December 2012 S&P TSE 60 Index	9,979,200	9,835,886	(143,314)
				(4,455,944)
				(4,566,935)

	Short Financial Futures Contracts
	Interest Rate-Related
(45)	December 2012 90-Day Eurodollar	(11,190,475)	(11,214,000)	(23,525)
(18)	December 2012 Ultra Long US Treasury Bond	(3,019,525)	(2,973,937)	45,588
(15)	December 2012 10-Year US Treasury Note	(1,987,932)	(2,002,266)	(14,334)
(43)	December 2012 10-Year Interest Rate Swap	(5,136,041)	(5,175,453)	(39,412)
(37)	March 2013 90-Day Eurodollar	(9,210,633)	(9,219,938)	(9,305)
(30)	June 2013 90-Day Eurodollar	(7,469,550)	(7,474,500)	(4,950)
(40)	September 2013 90-Day Eurodollar	(9,824,300)	(9,965,000)	(140,700)
(36)	December 2013 90-Day Eurodollar	(8,816,822)	(8,966,250)	(149,428)
(8)	March 2014 90-Day Eurodollar	(1,970,005)	(1,992,100)	(22,095)
(13)	September 2014 90-Day Eurodollar	(3,162,718)	(3,234,238)	(71,520)
(2)	December 2014 90-Day Eurodollar	(490,170)	(497,275)	(7,105)
(7)	June 2015 90-Day Eurodollar	(1,707,983)	(1,738,188)	(30,205)
				(466,991)

	Foreign Currency-Related
(696)	December 2012 Japanese Yen	(111,769,362)	(111,638,400)	130,962

	Equity-Related
(284)	December 2012 S&P 500 e-Mini Index	(20,665,714)	(20,365,640)	300,074

				$(4,602,890)

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

10/05/2012	State Street Bank and Trust Co.	US Dollar	1,154,090	Swiss Franc	1,125,000	$(42,195)
10/05/2012	State Street Bank and Trust Co.	US Dollar	10,538,971	Euro	8,475,000	(352,376)
10/05/2012	State Street Bank and Trust Co.	US Dollar	1,882,008	British Pound Sterling	1,200,000	(55,721)
10/05/2012	State Street Bank and Trust Co.	US Dollar	67,916	Norwegian Krona	400,000	(1,893)
10/05/2012	State Street Bank and Trust Co.	US Dollar	4,650,000	Swedish Krona	31,083,811	(81,324)
10/17/2012	Credit Suisse First Boston	US Dollar	266,268	Canadian Dollar	260,000	1,887
10/31/2012	State Street Bank and Trust Co.	US Dollar	7,779,422	Australian Dollar	7,521,000	(2,833)
						$(534,455)

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

Swap Contracts

Expiration Date	Counterparty	Interest Rate Received (Paid)	Reference Entity	Currency	Notional Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Credit Default Swap Contracts
Protection Purchased
12/20/2016	Credit Suisse First Boston	(5.000% per annum)	NRG Energy Inc.	USD	$570,000	$16,031	$(52,092)

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
03/27/2013	Goldman Sachs International	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (c)	USD	$78,519,273	$(723,874)
08/30/2013	Barclays Capital	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (c)	USD	15,364,004	805,947
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	ASM International NV	EUR	5,069,733	(262,612)
01/09/2014	Morgan Stanley & Co. International plc	Average of TOIS plus specified spread	Bank Sarasin & Cie AG	CHF	1,896,710	(107,030)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Compagnia Di Assicurazione Di Milano SpA	EUR	315,347	(7,822)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	France Telecom SA	EUR	965,321	(158,796)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Metropole Television SA	EUR	334,051	(30,806)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Pescanova SA	EUR	922,086	(37,914)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Rallye SA	EUR	1,376,255	(98,128)
01/09/2014	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Reed Elsevier NV	GBP	10,917,897	1,221,126
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Television Francaise SA	EUR	388,344	(32,399)
01/09/2014	Morgan Stanley & Co. International plc	Average of TOIS plus specified spread	The Swatch Group SA	CHF	2,193,272	(167,778)
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Carnival plc	USD	2,744,560	5,376

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Rexam plc	USD	$2,209,112	$103,196
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Rio Tinto plc	USD	10,171,250	(1,043,281)
02/19/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Deutsche Telekom AG	EUR	947,275	29,955
02/19/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	TUI AG	EUR	2,578,597	255,358
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	BHP Billiton Ltd.	USD	6,093,619	544,193
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Grifols SA ADR	USD	1,468,531	45,303
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Royal Caribbean Cruises, Ltd.	USD	2,080,220	435,168
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Sterlite Industries (India), Ltd.	USD	577,767	37,258
05/27/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Activision Blizzard Inc.	EUR	1,386,175	(73,775)
05/27/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Telefonica Brasil SA	EUR	601,296	(86,069)
05/27/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	TIM Participacoes SA	EUR	2,697,136	(256,043)
09/16/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Sterlite Industries (India), Ltd.	USD	1,594,064	109,236
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	BAE Systems plc	GBP	3,136,516	(104,639)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	CFAO SA	EUR	3,760,519	(2,612)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Chemring Group plc	GBP	950,255	(61,492)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	EADS NV	EUR	1,974,906	(64,091)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Porsche Automobil Holding SE	EUR	225,879	10,840
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	TUI AG	EUR	154,287	(1,821)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Unilever NV	GBP	1,596,629	(16,292)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Vodafone Group plc	GBP	2,948,345	(41,241)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Volkswagen AG	EUR	2,914,524	(120,476)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Xstrata plc	GBP	952,441	(5,597)

38

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Zodiac Aerospace SA	EUR	$3,700,003	$(257,144)
03/01/2017	UBS AG	1 Month LIBOR plus a specified spread	Rio Tinto plc	USD	950,104	(99,508)
03/07/2017	UBS AG	1 Month LIBOR plus a specified spread	Schindler Holding AG	CHF	4,200,716	(29,280)
05/25/2017	UBS AG	1 Month LIBOR plus a specified spread	BHP Billiton Ltd.	USD	5,654,147	(234,583)
						$(522,147)

Short Total Return Swap Contracts

01/09/2014	Morgan Stanley & Co. International plc	Aegis Group plc	Average of SONIA plus specified spread	GBP	(1,389,674)	(199)
01/09/2014	Morgan Stanley & Co. International plc	Ball Corp.	Average of Federal Funds Effective Rate plus specified spread	USD	(1,125,590)	(4,383)
01/09/2014	Morgan Stanley & Co. International plc	BHP Billiton plc	Average of Federal Funds Effective Rate plus specified spread	USD	(6,111,921)	(849,308)
01/09/2014	Morgan Stanley & Co. International plc	Carnival Corp.	Average of Federal Funds Effective Rate plus specified spread	USD	(4,330,925)	(92,818)
01/09/2014	Morgan Stanley & Co. International plc	Casino Guichard Perrachon SA	Average of EONIA plus specified spread	EUR	(3,187,662)	95,716
01/09/2014	Morgan Stanley & Co. International plc	Crown Holdings, Inc.	Average of Federal Funds Effective Rate plus specified spread	USD	(1,114,498)	(6,524)
01/09/2014	Morgan Stanley & Co. International plc	Deutsche Telekom AG	Average of SONIA plus specified spread	GBP	(2,949,026)	71,400
01/09/2014	Morgan Stanley & Co. International plc	Fondiaria Sai SpA	Average of EONIA plus specified spread	EUR	(310,434)	4,553
01/09/2014	Morgan Stanley & Co. International plc	Glencore International plc	Average of SONIA plus specified spread	GBP	(934,313)	29,861
01/09/2014	Morgan Stanley & Co. International plc	Reed Elsevier plc	Average of SONIA plus specified spread	GBP	(10,915,713)	(1,304,397)
01/09/2014	Morgan Stanley & Co. International plc	Telecom Italia SpA	Average of EONIA plus specified spread	EUR	(5,243,161)	(309,673)
01/09/2014	Morgan Stanley & Co. International plc	The Swatch Group SA	Average of TOIS plus specified spread	CHF	(2,080,726)	172,044
01/09/2014	Morgan Stanley & Co. International plc	Vivendi SA	Average of EONIA plus specified spread	EUR	(952,868)	25,415
01/14/2014	Morgan Stanley & Co. International plc	ASM Pacific Technology Ltd.	Average of EONIA plus specified spread	EUR	(3,715,418)	417,475
01/14/2014	Morgan Stanley & Co. International plc	Rio Tinto Ltd.	Average of Federal Funds Effective Rate plus specified spread	USD	(6,671,538)	1,733,929

39

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

01/14/2014	Morgan Stanley & Co. International plc	Royal Caribbean Cruises, Ltd	Average of Federal Funds Effective Rate plus specified spread	USD	$(693,032)	$16,532
01/14/2014	Morgan Stanley & Co. International plc	Vedanata Resources plc	Average of Federal Funds Effective Rate plus specified spread	USD	(2,131,002)	(86,610)
02/20/2014	Morgan Stanley & Co. International plc	Tui Travel plc	Average of EONIA plus specified spread	EUR	(2,155,120)	(285,845)
06/18/2014	Morgan Stanley & Co. International plc	Grifols SA	Average of Federal Funds Effective Rate plus specified spread	USD	(2,294,060)	(41,371)
08/06/2014	Morgan Stanley & Co. International plc	SPDR S&P Biotech ETF	Average of TOIS plus specified spread	CHF	(818,068)	877
01/05/2017	UBS AG	ASML Holding NV	1 Month LIBID plus a specified spread	EUR	(1,529,468)	70,370
01/05/2017	UBS AG	G4S plc	1 Month LIBID plus a specified spread	GBP	(477,901)	(10,604)
01/05/2017	UBS AG	GDF Suez SA	1 Month LIBID plus a specified spread	EUR	(261,046)	32,823
01/05/2017	UBS AG	Glencore International plc	1 Month LIBID plus a specified spread	GBP	(6,556,127)	467,018
01/05/2017	UBS AG	Imerys SA	1 Month LIBID plus a specified spread	EUR	(201,442)	(3,070)
01/05/2017	UBS AG	Lafarge SA	1 Month LIBID plus a specified spread	EUR	(284,515)	1,033
01/05/2017	UBS AG	Pernod Ricard SA	1 Month LIBID plus a specified spread	EUR	(188,491)	(3,441)
01/05/2017	UBS AG	Safran SA	1 Month LIBID plus a specified spread	EUR	(3,591,176)	10,935
01/05/2017	UBS AG	Telecom Italia SpA	1 Month LIBID plus a specified spread	EUR	(1,588,790)	(6,829)
01/05/2017	UBS AG	Total SA	1 Month LIBID plus a specified spread	EUR	(434,672)	27,924
01/05/2017	UBS AG	Tui Travel plc	1 Month LIBID plus a specified spread	EUR	(157,525)	(3,850)
01/05/2017	UBS AG	Unilever plc	1 Month LIBID plus a specified spread	GBP	(1,587,950)	8,690
01/05/2017	UBS AG	Vivendi SA	1 Month LIBID plus a specified spread	EUR	(9,910,399)	199,969
01/05/2017	UBS AG	Volkswagen AG	1 Month LIBID plus a specified spread	EUR	(3,324,692)	199,710
01/05/2017	UBS AG	Volvo AB	1 Month LIBID plus a specified spread	EUR	(910,583)	(9,302)
03/01/2017	UBS AG	BHP Billiton plc	1 Month Federal Funds Effective Rate plus specified spread	USD	(6,062,271)	305,467
03/01/2017	UBS AG	Fiat Industrial SpA	1 Month Federal Funds Effective Rate plus specified spread	USD	(4,832,662)	620,094
03/07/2017	UBS AG	Kone Oyj	1 Month LIBID plus a specified spread	CHF	(4,294,473)	(50,548)
03/27/2017	UBS AG	Volvo AB	1 Month LIBID plus a specified spread	SEK	(1,572,796)	17,009

40

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

September 30, 2012

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

05/15/2017	UBS AG	ASM Pacific Technology Ltd.	1 Month LIBID plus a specified spread	EUR	$(333,752)	$(3,830)
05/25/2017	UBS AG	Rio Tinto Ltd.	1 Month Federal Funds Effective Rate plus specified spread	USD	(5,104,020)	451,640
						1,907,882
						$1,385,735

41

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2012

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of September 30, 2012, TIP consisted of two mutual funds. The schedule of investments and notes presented here relate only to TIFF Multi-Asset Fund ("MAF" or the "fund").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

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Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of September 30, 2012, in valuing the fund's assets and liabilities carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,240,577,233	$1,031,586,717	$-	$2,272,163,950
Convertible Bonds	-	2,056,624	-	2,056,624
Subordinated Convertible Notes	-	43,178	-	43,178
Corporate Bonds	-	94,168,962	-	94,168,962
Asset-Backed Securities	-	68,121,502	-	68,121,502
Mortgage-Backed Securities	-	54,174,553	-	54,174,553
Bank Loans	-	1,875,264	-	1,875,264
US Treasury Notes/Bonds	686,814,822	-	-	686,814,822
Exchange-Traded Funds and Mutual Funds*	109,444,826	854,157	-	110,298,983
Private Investment Funds	-	-	592,083,569	592,083,569
Limited Partnerships	7,183,916	-	-	7,183,916
Preferred Stocks*	5,624,305	5,741,400	-	11,365,705
Purchased Options	2,248,339	-	-	2,248,339
Rights	18,238	-	-	18,238
Warrants	-	1,264,763	-	1,264,763
Short-Term Investments	841,693,034	-	-	841,693,034
Total Investments in Securities	2,893,604,713	1,259,887,120	592,083,569	4,745,575,402
Financial Futures Contracts – Interest Rate Risk	53,152	-	-	53,152
Financial Futures Contracts – Equity Risk	300,074	-	-	300,074
Financial Futures Contracts – Foreign Currency Risk	283,715	-	-	283,715
Forward Currency Contracts – Foreign Currency Risk	1,887	-	-	1,887
Swap Contracts – Equity Risk	-	8,583,440	-	8,583,440
Total Other Financial Instruments	638,828	8,583,440	-	9,222,268
Total Assets	$2,894,243,541	$1,268,470,560	$592,083,569	$4,754,797,670

Liabilities
Common Stocks Sold Short*	$(77,009,383)	$(3,392,364)	$-	$(80,401,747)
Total Securities Sold Short	(77,009,383)	(3,392,364)	-	(80,401,747)
Financial Futures Contracts – Interest Rate Risk	(520,499)	-	-	(520,499)
Financial Futures Contracts – Equity Risk	(4,455,944)	-	-	(4,455,944)
Financial Futures Contracts – Foreign Currency Risk	(263,388)	-	-	(263,388)
Forward Currency Contracts – Foreign Currency Risk	(536,342)	-	-	(536,342)
Swap Contracts – Credit Risk	-	(52,092)	-	(52,092)
Swap Contracts – Equity Risk	-	(7,197,705)	-	(7,197,705)
Total Other Financial Instruments	(5,776,173)	(7,249,797)	-	(13,025,970)
Total Liabilities	$(82,785,556)	$(10,642,161)	$-	$(93,427,717)

* Securities categorized as Level 2 include listed foreign equities, exchange-traded funds, mutual funds, and preferred stocks whose value has been adjusted with factors to reflect changes to foreign markets after market close.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the quarter ended September 30, 2012.

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The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/12 for the period ended 9/30/12
Common Stocks *	$58,368	-	$(1,957,767)	$1,887,278	$-	$-	$12,121	$-	$-	$(58,368)
Private Investment Funds	482,150,272	-	5,829,292	55,590,067	68,602,836	(20,088,898)	-	-	592,083,569	37,189,171
Corporate Bonds *	-	6,786	-	(6,786)	-	-	-	-	-	(6,786)
Total	$482,208,640	$6,786	$3,871,525	$57,470,559	$68,602,836	$(20,088,898)	$12,121	$-	$592,083,569	$37,124,017

* There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies established by the TIP Valuation Committee, by the authority of the TIP board of directors. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of directors on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. Values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

as of September 30, 2012		Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average

Common Stocks and Corporate Bonds	(1)	$-	Last market price	Discount	100%	100%

Private Investment Funds	(2)	592,083,569	Adjusted net asset value	Manager estimates	-0.79 - 5.99%	1.36%
				Market returns **	-1.98 - 4.10%	-0.67%

** Weighted by estimated exposure to chosen indices

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds. The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

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Private Investment Funds. The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency (if currently eligible)	Redemption Notice Period
Multi-Strategy (a)	$313,708,400	quarterly, annually	45-90 days
Long-Short Global (b)	155,978,226	quarterly, rolling 3 years	30-90 days
Long-Short Asia (c)	60,913,158	semi-annually, annually	45-90 days
Global Equity (d)	61,483,785	quarterly	30 days
Total	$592,083,569

(a) This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.

(b) This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.

(c) This strategy entails the construction of portfolios primarily comprising long and short positions in Asian common stocks.

(d) This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

3. Derivatives and Other Financial Instruments

During the period ended September 30, 2012, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and swaps (including total return and credit default swaps) for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

45

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices such as emerging markets and the global energy sector; (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds, often as components of relative value strategies; and (3) to hedge credit risk by purchasing and selling credit default swaps on indices or individual company bonds. The fund's holdings of swaps at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second and third categories can at times be held for shorter time periods or adjusted frequently based on the mangers' evolving views of the expected risk/reward of the trade, resulting at times in numerous swap transactions in a given day.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

46

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default Swaps. As a ‘‘buyer’’ of protection under a credit default swap agreement, the fund is obligated to pay the ‘‘seller’’ of protection a periodic stream of payments over the term of the agreement in return for a payment by the ‘‘seller’’ that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a ‘‘seller’’ of protection under a credit default swap agreement, the fund receives a periodic stream of payments over the term of the agreement and has the contingent obligation to pay the ‘‘buyer’’ of protection in case of the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long equity and equity relative value positions. Options trading is relatively limited in any given quarter, as most options positions are held for multiple months, if not quarters. The fund may also engage in writing options, for example to express a long view on a stock by writing a put option. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund's holdings of options at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

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As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended September 30, 2012, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	-	$-

Options written	155,382	80,198

Options terminated in closing purchase transactions	(135,450)	(16,778)

Options expired	(19,932)	(63,420)

Options outstanding at September 30, 2012	-	$-

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Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

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Bank Loans

The fund invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

Derivative Disclosure

Quantitative disclosure about fair value amounts of the fund’s derivative instruments as of September 30, 2012 is shown below. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2012, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
	Asset Derivatives
Warrants	$—	$—	$—	$1,264,763	$1,264,763
Rights	—	—	—	18,238	18,238
Purchased Options	—	—	—	2,248,339	2,248,339
Swap Contracts	—	—	—	8,583,440	8,583,440
Forward Contracts	—	1,887	—	—	1,887
Futures Contracts	53,152	283,715	—	300,074	636,941
Total Value - Assets	53,152	285,602	—	12,414,854	12,753,608
	Liability Derivatives
Swap Contracts	$—	$—	$(52,092)	$(7,197,705)	$(7,249,797)
Forward Contracts	—	(536,342)	—	—	(536,342)
Futures Contracts	(520,499)	(263,388)	—	(4,455,944)	(5,239,831)
Total Value - Liabilities	(520,499)	(799,730)	(52,092)	(11,653,649)	(13,025,970)

4. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2012, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at September 30, 2012, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$638,382,449	$(284,657,697)	$353,724,752	$4,391,850,650

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2012.

5. Repurchase and Reverse Repurchase Agreements

The fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to the fund and repurchase such securities from the fund at a mutually agreed upon price and date.

The fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from the fund and the fund agrees to repurchase the securities at an agreed upon price and date.

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The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at September 30, 2012, were as follows:

Description	Face Value
JPMorgan Chase & Co., 0.35%, dated 09/25/12, to be repurchased on 10/02/12 at $45,183,861	$45,180,786

For the period ended September 30, 2012, the average balance outstanding was $98,194,482 and the average interest rate was 0.24%.

The fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the fund established a segregated account with its custodian in which the fund maintains cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to the fund’s obligation. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6. Delayed Delivery Transactions

The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund identifies these securities in its records as segregated with a value at least equal to the amount of the purchase commitment.

The fund enters into ‘‘TBA’’ (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as ‘‘cover’’ for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked-to-market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

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7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Short-Term Fund / schedule of investments (UNAUDITED)

September 30, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Investments — 100.1% of net assets

Short-Term Investments — 100.1%

Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/28/2012 (proceeds at maturity $1,927,837) (collateralized by US Treasury Notes, due 08/31/18 through 05/15/22 with a total principal value of $1,915,000 and a total market value of $1,971,775) (Cost $1,927,836)	0.010%	10/01/12	$1,927,836	$1,927,836

US Treasury Bills — 98.3%
US Treasury Bill (a)		12/20/12	9,000,000	8,998,353
US Treasury Bill (a)		12/27/12	8,000,000	7,998,160
US Treasury Bill (a)		01/17/13	5,000,000	4,998,875
US Treasury Bill (a)		01/31/13	20,000,000	19,993,900
US Treasury Bill (a)		02/07/13	16,000,000	15,994,128
US Treasury Bill (a)		02/14/13	1,000,000	999,594
US Treasury Bill (a)		02/21/13	1,000,000	999,553
US Treasury Bill (a)		02/28/13	16,000,000	15,991,664
US Treasury Bill (a)		03/21/13	17,000,000	16,989,307
US Treasury Bill (a)		03/28/13	14,000,000	13,990,830

Total US Treasury Bills — 98.3% (Cost $106,945,421)				106,954,364

Total Short-Term Investments (Cost $108,873,257)				108,882,200

Total Investments — 100.1% (Cost $108,873,257)				108,882,200

Liabilities in Excess of Other Assets — (0.1)%				(55,925)

Net Assets — 100.0%				$108,826,275

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2012

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of September 30, 2012, TIP consisted of two mutual funds. The schedule of investments and notes presented here relate only to the TIFF Short-Term Fund ("STF" or the "fund").

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending September 30, 2012 all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

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3. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2012, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at September 30, 2012, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$9,131	$(188)	$8,943	$108,873,257

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2012.

4. Repurchase Agreements

The fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to the fund and repurchase such securities from the fund at a mutually agreed upon price and date.

The fund will engage in repurchase transactions with parties approved by TAS. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2012 is filed herewith.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date: ____11/29/2012______________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date: ____11/29/2012______________

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date: ____11/29/2012______________

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